UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2018

MFS® Blended Research® Emerging Markets Equity Fund

BRK-SEM

MFS® Blended Research® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alibaba Group Holding Ltd., ADR	5.2%
Samsung Electronics Co. Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.6%
China Construction Bank	2.9%
Industrial & Commercial Bank of China, “H”	2.4%
LUKOIL PJSC, ADR	1.9%
Sberbank of Russia, ADR	1.9%
Naspers Ltd.	1.9%
CNOOC Ltd.	1.7%

Equity sectors
Financial Services	27.0%
Technology	25.2%
Utilities & Communications	8.0%
Energy	7.1%
Basic Materials	5.2%
Autos & Housing	5.1%
Retailing	4.8%
Consumer Staples	4.7%
Special Products & Services	4.4%
Industrial Goods & Services	3.1%
Leisure	2.9%
Health Care	2.2%
Transportation	1.5%

Issuer country weightings (x)
China	31.9%
South Korea	15.3%
Taiwan	10.9%
Brazil	9.2%
South Africa	5.9%
Thailand	5.5%
India	5.2%
Russia	4.8%
Mexico	2.1%
Other Countries	9.2%

2

Portfolio Composition – continued

Currency exposure weightings (y)
Hong Kong Dollar	26.2%
South Korean Won	15.3%
Taiwan Dollar	10.9%
Brazilian Real	9.2%
Chinese Renminbi	6.5%
South African Rand	5.9%
Indian Rupee	5.2%
Thailand Baht	5.2%
Russian Ruble	4.8%
Other Currencies	10.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	1.24%	$1,000.00	$1,105.57	$6.47
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	1.97%	$1,000.00	$1,100.98	$10.26
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.99%	$1,000.00	$1,101.25	$10.37
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
I	Actual	0.99%	$1,000.00	$1,106.90	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.99%	$1,000.00	$1,101.98	$10.37
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
R2	Actual	1.49%	$1,000.00	$1,104.17	$7.77
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$1,105.06	$6.47
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$1,107.42	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.90%	$1,000.00	$1,107.53	$4.70
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.01% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)
Airlines - 1.5%
AirAsia Berhad	149,500	$167,172
Copa Holdings S.A., “A”	398	54,116
Malaysia Airports Holdings Berhad	65,400	145,259

		$366,547
Alcoholic Beverages - 1.5%
China Resources Enterprise Ltd.	74,000	$284,563
Thai Beverage PLC	134,900	84,900

		$369,463
Apparel Manufacturers - 1.4%
Arezzo Industria e Comercio S.A.	14,500	$250,531
Pou Chen Corp.	73,000	90,970

		$341,501
Automotive - 3.7%
Ford Otomotiv Sanayi A.S.	6,467	$106,447
Geely Automobile Holdings Ltd.	62,000	199,221
Great Wall Motor Co. Ltd.	81,000	95,115
Hyundai Motor Co. Ltd.	1,965	291,845
Kia Motors Corp.	6,965	220,256

		$912,884
Business Services - 1.4%
Cognizant Technology Solutions Corp., “A”	2,185	$179,214
Hanwha Corp.	1,404	56,939
HCL Technologies Ltd.	7,591	108,811

		$344,964
Cable TV - 1.8%
Naspers Ltd.	1,677	$460,606

Computer Software - Systems - 1.1%
Hon Hai Precision Industry Co. Ltd.	93,300	$276,478

Conglomerates - 0.4%
CITIC Pacific Ltd.	71,000	$102,391

Construction - 1.0%
China National Building Material Co. Ltd., “H”	120,000	$117,317
China Resources Cement Holdings Ltd.	188,000	143,911

		$261,228

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.5%
Hindustan Unilever Ltd.	5,636	$113,586

Consumer Services - 2.6%
51job, Inc., ADR (a)	2,052	$134,344
Estacio Participacoes S.A.	10,900	113,804
Kroton Educacional S.A.	49,300	235,348
Localiza Rent a Car S.A.	19,605	156,627

		$640,123
Electronics - 11.6%
AU Optronics Corp.	127,000	$56,117
Innolux Display Corp.	243,000	106,587
MediaTek, Inc.	13,000	131,136
Nanya Techonology Corp.	56,000	152,325
Samsung Electronics Co. Ltd.	574	1,244,042
Taiwan Semiconductor Manufacturing Co. Ltd.	147,000	1,207,262

		$2,897,469
Energy - Independent - 3.0%
China Shenhua Energy Co. Ltd.	84,500	$238,006
CNOOC Ltd.	290,000	413,161
Jastrzebska Spolka Weglowa S.A. (a)	4,036	107,974

		$759,141
Energy - Integrated - 4.1%
China Petroleum & Chemical Corp.	504,000	$397,539
LUKOIL PJSC, ADR	7,102	475,536
OAO Gazprom, ADR	20,604	101,902
PetroChina Co. Ltd.	68,000	47,135

		$1,022,112
Engineering - Construction - 0.6%
China Communications Construction Co. Ltd.	82,000	$91,144
Hyundai Heavy Industries Co. Ltd.	1,891	65,805

		$156,949
Food & Beverages - 1.3%
AVI Ltd.	19,830	$204,290
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,393	128,574

		$332,864
Food & Drug Stores - 0.5%
E-Mart Co. Ltd.	494	$137,506

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 0.2%
Fibria Celulose S.A.	2,400	$45,584

Furniture & Appliances - 0.3%
Coway Co. Ltd.	1,068	$84,856

Gaming & Lodging - 0.5%
Genting Berhad	56,600	$127,881

General Merchandise - 0.3%
S.A.C.I. Falabella	6,934	$70,147

Health Maintenance Organizations - 0.5%
Qualicorp S.A.	12,900	$114,224

Insurance - 5.3%
AIA Group Ltd.	17,200	$142,819
Cathay Financial Holding Co. Ltd.	30,000	55,066
China Pacific Insurance Co. Ltd.	77,200	374,889
Fubon Financial Holding Co. Ltd.	110,000	193,298
Liberty Holdings Ltd.	10,039	112,738
PICC Property & Casualty Co. Ltd.	68,000	133,542
Samsung Fire & Marine Insurance Co. Ltd.	1,127	299,058

		$1,311,410
Internet - 11.6%
Alibaba Group Holding Ltd., ADR (a)	6,938	$1,291,439
Baidu, Inc., ADR (a)	216	54,506
NAVER Corp.	340	250,795
Tencent Holdings Ltd.	20,700	1,135,266
YY, Inc., ADR (a)	1,101	142,392

		$2,874,398
Leisure & Toys - 0.6%
NCsoft Corp.	404	$138,203

Machinery & Tools - 2.4%
Far Eastern New Century Corp.	117,000	$102,734
Hyundai Mipo Dockyard Co. Ltd. (a)	822	82,312
Lonking Holdings Ltd.	221,000	91,520
PT United Tractors Tbk	64,600	166,622
Sinotruk Hong Kong Ltd.	37,500	47,365
Weichai Power Co. Ltd., “H”	103,000	115,384

		$605,937

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 6.3%
Bank of China Ltd.	384,000	$207,018
Bank of Communications Co. Ltd.	63,000	50,106
China Construction Bank	696,000	715,799
Industrial & Commercial Bank of China, “H”	707,000	603,530

		$1,576,453
Medical Equipment - 0.7%
Shandong Weigao Group Medical Polymer Co. Ltd., “H”	240,000	$163,555

Metals & Mining - 1.7%
POSCO	582	$193,310
Vale S.A., ADR	9,289	127,538
Vedanta Ltd.	21,072	105,652

		$426,500
Network & Telecom - 0.3%
VTech Holdings Ltd.	4,700	$64,612

Other Banks & Diversified Financials - 12.5%
Agricultural Bank of China Ltd., “H”	188,000	$103,167
Banco Macro S.A., ADR	785	88,791
Bangkok Bank Public Co. Ltd.	41,800	305,310
Barclays Africa Group Ltd.	21,076	351,437
Credicorp Ltd.	1,209	261,688
FirstRand Ltd.	35,151	218,218
Grupo Financiero Banorte S.A. de C.V.	27,669	166,096
Hana Financial Group, Inc.	3,975	178,844
HDFC Bank Ltd., ADR	1,667	161,999
Industrial Bank of Korea	7,364	116,000
Kasikornbank Co. Ltd.	31,300	230,612
Rural Electrification Corp. Ltd.	43,976	96,867
Sberbank of Russia, ADR	22,772	461,519
Turkiye Garanti Bankasi A.S.	45,170	138,373
Turkiye Is Bankasi A.S., “C”	49,417	97,859
Turkiye Sinai Kalkinma Bankasi A.S.	116,067	51,430
Union National Bank	84,856	89,179

		$3,117,389
Pharmaceuticals - 1.1%
Gedeon Richter PLC	2,568	$56,592
Genomma Lab Internacional S.A., “B” (a)	55,368	59,889
Hypermarcas S.A.	4,872	51,798
Sihuan Pharmaceutical Holdings Group Ltd.	284,000	102,913

		$271,192

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Precious Metals & Minerals - 0.4%
Gold Fields Ltd., ADR	28,417	$111,395

Real Estate - 1.9%
Atrium European Real Estate Ltd.	24,169	$120,419
China Evergrande Group (a)	35,000	101,822
Concentradora Fibra Danhos S.A. de C.V., REIT	23,122	37,349
Country Garden Holdings Co. Ltd.	120,000	212,689

		$472,279
Specialty Chemicals - 2.9%
Formosa Plastics Corp.	96,000	$335,861
PTT Global Chemical PLC	118,700	375,310

		$711,171
Specialty Stores - 1.2%
CJ Home Shopping	557	$108,070
Via Varejo S.A.	21,400	180,525

		$288,595
Telecommunications - Wireless - 4.3%
Advanced Info Service PLC	60,000	$377,509
America Movil S.A.B. de C.V., “L”, ADR	6,990	128,336
Bharti Tele-Ventures Ltd.	30,969	202,442
China Mobile Ltd.	3,500	32,561
LG Uplus Corp.	3,923	45,216
Mobile TeleSystems PJSC, ADR	12,176	145,625
SK Telecom Co. Ltd.	663	146,478

		$1,078,167
Telephone Services - 0.8%
PT XL Axiata Tbk (a)	415,100	$88,790
Telekomunikacja Polska S.A. (a)	60,669	100,467

		$189,257
Tobacco - 1.5%
ITC Ltd.	73,396	$297,153
PT Gudang Garam Tbk	11,900	68,780

		$365,933
Utilities - Electric Power - 2.1%
Engie Brasil Energia S.A.	8,100	$97,667
Light S.A. (a)	27,388	128,804
NTPC Ltd.	85,831	214,448

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Tauron Polska Energia S.A. (a)	110,715	$81,968

		$522,887
Utilities - Water - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	10,300	$119,436
Total Common Stocks (Identified Cost, $19,480,490)		$24,347,273

Preferred Stocks - 3.3%
Electronics - 0.6%
Samsung Electronics Co. Ltd.	84	$154,015

Food & Drug Stores - 1.4%
Cia Brasileira de Distribuicao	16,700	$352,269

Other Banks & Diversified Financials - 1.0%
Banco Bradesco S.A.	20,170	$240,842

Utilities - Electric Power - 0.3%
Companhia Paranaense de Energia	10,100	$78,855
Total Preferred Stocks (Identified Cost, $763,632)		$825,981

Investment Companies (h) - 3.7%
Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $909,933)	910,078	$909,987

Other Assets, Less Liabilities - (4.9)%		(1,209,445)
Net Assets - 100.0%		$24,873,796

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $909,987 and $25,173,254, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $20,244,122)	$25,173,254
Investments in affiliated issuers, at value (identified cost, $909,933)	909,987
Cash	86
Foreign currency, at value (identified cost, $185,152)	184,886
Receivables for
Investments sold	439,878
Fund shares sold	152,360
Dividends	54,613
Receivable from investment adviser	25,312
Other assets	230
Total assets	$26,940,606
Liabilities
Payables for
Investments purchased	$1,303,973
Fund shares reacquired	685,608
Payable to affiliates
Shareholder servicing costs	2,695
Distribution and service fees	142
Payable for independent Trustees’ compensation	19
Deferred country tax expense payable	32,869
Accrued expenses and other liabilities	41,504
Total liabilities	$2,066,810
Net assets	$24,873,796
Net assets consist of
Paid-in capital	$19,523,500
Unrealized appreciation (depreciation) (net of $32,188 deferred country tax)	4,896,863
Accumulated net realized gain (loss)	426,175
Undistributed net investment income	27,258
Net assets	$24,873,796
Shares of beneficial interest outstanding	1,632,080

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,189,597	603,923	$15.22
Class B	314,815	20,796	15.14
Class C	779,764	51,673	15.09
Class I	1,894,194	124,149	15.26
Class R1	79,410	5,233	15.17
Class R2	80,393	5,276	15.24
Class R3	112,859	7,401	15.25
Class R4	89,546	5,867	15.26
Class R6	12,333,218	807,762	15.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.15 [100 / 94.25 x $15.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$159,957
Dividends from affiliated issuers	2,648
Foreign taxes withheld	(16,977)
Total investment income	$145,628
Expenses
Management fee	$80,976
Distribution and service fees	12,973
Shareholder servicing costs	6,143
Administrative services fee	8,679
Independent Trustees’ compensation	581
Custodian fee	40,547
Shareholder communications	6,092
Audit and tax fees	29,290
Legal fees	211
Registration fees	59,041
Miscellaneous	8,068
Total expenses	$252,601
Reduction of expenses by investment adviser and distributor	(138,645)
Net expenses	$113,956
Net investment income (loss)	$31,672
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $10,260 country tax)	$778,775
Affiliated issuers	(23)
Foreign currency	(1,998)
Net realized gain (loss)	$776,754
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $8,529 increase in deferred country tax)	$1,306,629
Affiliated issuers	45
Translation of assets and liabilities in foreign currencies	(146)
Net unrealized gain (loss)	$1,306,528
Net realized and unrealized gain (loss)	$2,083,282
Change in net assets from operations	$2,114,954

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$31,672	$285,526
Net realized gain (loss)	776,754	461,685
Net unrealized gain (loss)	1,306,528	3,186,730
Change in net assets from operations	$2,114,954	$3,933,941
Distributions declared to shareholders
From net investment income	$(261,022)	$(82,051)
From net realized gain	(694,026)	(83,103)
Total distributions declared to shareholders	$(955,048)	$(165,154)
Change in net assets from fund share transactions	$4,992,741	$1,122,019
Total change in net assets	$6,152,647	$4,890,806
Net assets
At beginning of period	18,721,149	13,830,343
At end of period (including undistributed net investment income of $27,258 and $256,608, respectively)	$24,873,796	$18,721,149

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.37		$11.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.28	$0.24
Net realized and unrealized gain (loss)	1.47		2.86	1.18
Total from investment operations	$1.48		$3.14	$1.42
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.06)	$(0.04)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.63)		$(0.14)	$(0.05)
Net asset value, end of period (x)	$15.22		$14.37	$11.37
Total return (%) (r)(s)(t)(x)	10.56	(n)	28.01	14.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	3.23	6.30	(a)
Expenses after expense reductions (f)	1.24	(a)	1.23	1.24	(a)
Net investment income (loss)	0.14	(a)(l)	2.22	2.36	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$9,190		$4,982	$957

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.27		$11.31		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.12		$0.09
Net realized and unrealized gain (loss)	1.47		2.92		1.25
Total from investment operations	$1.42		$3.04		$1.34
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.00	)(w)	$(0.02)
From net realized gain	(0.47)		(0.08)		(0.01)
Total distributions declared to shareholders	$(0.55)		$(0.08)		$(0.03)
Net asset value, end of period (x)	$15.14		$14.27		$11.31
Total return (%) (r)(s)(t)(x)	10.18	(n)	27.09		13.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.27	(a)	4.04		7.64	(a)
Expenses after expense reductions (f)	1.97	(a)	1.99		1.98	(a)
Net investment income (loss)	(0.67	)(a)(l)	0.97		0.93	(a)
Portfolio turnover	30	(n)	92		64	(n)
Net assets at end of period (000 omitted)	$315		$213		$86

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.23		$11.31	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.14	$0.09
Net realized and unrealized gain (loss)	1.45		2.89	1.25
Total from investment operations	$1.41		$3.03	$1.34
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.03)	$(0.02)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.55)		$(0.11)	$(0.03)
Net asset value, end of period (x)	$15.09		$14.23	$11.31
Total return (%) (r)(s)(t)(x)	10.12	(n)	27.06	13.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.27	(a)	4.02	7.63	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.98	(a)
Net investment income (loss)	(0.56	)(a)(l)	1.16	0.95	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$780		$438	$91

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.41		$11.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.28	$0.23
Net realized and unrealized gain (loss)	1.48		2.91	1.21
Total from investment operations	$1.50		$3.19	$1.44
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.08)	$(0.05)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.65)		$(0.16)	$(0.06)
Net asset value, end of period (x)	$15.26		$14.41	$11.38
Total return (%) (r)(s)(t)(x)	10.69	(n)	28.44	14.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	3.05	6.27	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	(a)
Net investment income (loss)	0.33	(a)(l)	2.28	2.27	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$1,894		$669	$436

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.27		$11.31	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.11	$0.07
Net realized and unrealized gain (loss)	1.47		2.93	1.27
Total from investment operations	$1.42		$3.04	$1.34
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$(0.02)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.52)		$(0.08)	$(0.03)
Net asset value, end of period (x)	$15.17		$14.27	$11.31
Total return (%) (r)(s)(t)(x)	10.13	(n)	27.08	13.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.27	(a)	4.06	7.86	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.97	(a)
Net investment income (loss)	(0.64	)(a)(l)	0.88	0.69	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$79		$72	$57

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.36		$11.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.17	$0.12
Net realized and unrealized gain (loss)	1.47		2.94	1.28
Total from investment operations	$1.46		$3.11	$1.40
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.02)	$(0.04)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.58)		$(0.10)	$(0.05)
Net asset value, end of period (x)	$15.24		$14.36	$11.35
Total return (%) (r)(s)(t)(x)	10.42	(n)	27.71	14.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.77	(a)	3.56	7.36	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.47	(a)
Net investment income (loss)	(0.15	)(a)(l)	1.38	1.19	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$80		$73	$57

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.39		$11.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.20	$0.14
Net realized and unrealized gain (loss)	1.47		2.95	1.28
Total from investment operations	$1.48		$3.15	$1.42
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.05)	$(0.04)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.62)		$(0.13)	$(0.05)
Net asset value, end of period (x)	$15.25		$14.39	$11.37
Total return (%) (r)(s)(t)(x)	10.51	(n)	28.05	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	3.31	7.11	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.22	(a)
Net investment income (loss)	0.19	(a)(l)	1.63	1.44	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$113		$73	$57

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.41		$11.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.23	$0.17
Net realized and unrealized gain (loss)	1.47		2.96	1.27
Total from investment operations	$1.50		$3.19	$1.44
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.08)	$(0.05)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.65)		$(0.16)	$(0.06)
Net asset value, end of period (x)	$15.26		$14.41	$11.38
Total return (%) (r)(s)(t)(x)	10.67	(n)	28.42	14.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	3.06	6.86	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.97	(a)
Net investment income (loss)	0.37	(a)(l)	1.89	1.69	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$90		$74	$57

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$14.42		$11.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.24	$0.16
Net realized and unrealized gain (loss)	1.48		2.95	1.29
Total from investment operations	$1.51		$3.19	$1.45
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.08)	$(0.05)
From net realized gain	(0.47)		(0.08)	(0.01)
Total distributions declared to shareholders	$(0.66)		$(0.16)	$(0.06)
Net asset value, end of period (x)	$15.27		$14.42	$11.39
Total return (%) (r)(s)(t)(x)	10.75	(n)	28.45	14.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.98	6.84	(a)
Expenses after expense reductions (f)	0.90	(a)	0.91	0.94	(a)
Net investment income (loss)	0.43	(a)(l)	1.97	1.59	(a)
Portfolio turnover	30	(n)	92	64	(n)
Net assets at end of period (000 omitted)	$12,333		$12,127	$12,031

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

25

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

26

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,622,682	$6,320,626	$—	$7,943,308
South Korea	—	3,813,548	—	3,813,548
Taiwan	—	2,707,835	—	2,707,835
Brazil	2,293,852	—	—	2,293,852
South Africa	315,685	1,142,999	—	1,458,684
Thailand	377,509	996,131	—	1,373,640
India	161,999	1,138,960	—	1,300,959
Russia	145,625	1,038,957	—	1,184,582
Mexico	520,246	—	—	520,246
Other Countries	1,183,446	1,393,154	—	2,576,600
Mutual Funds	909,987	—	—	909,987
Total	$7,531,031	$18,552,210	$—	$26,083,241

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $15,885,243 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $377,509 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. Other reasons for changes in classification between levels 1 and 2 relate to using a similarly situated security to value a foreign line of an equity security in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

27

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

28

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$162,103
Long-term capital gains	3,051
Total distributions	$165,154

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$21,266,025
Gross appreciation	5,081,159
Gross depreciation	(263,943)
Net unrealized appreciation (depreciation)	$4,817,216

As of 8/31/17
Undistributed ordinary income	616,857
Undistributed long-term capital gain	74,705
Other temporary differences	(3,185)
Net unrealized appreciation (depreciation)	3,502,013

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

29

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17
Class A	$65,346	$6,529	$192,268	$8,158
Class B	1,511	14	8,834	816
Class C	2,780	566	16,524	1,497
Class I	16,485	4,482	42,692	4,463
Class R1	229	—	2,373	393
Class R2	567	123	2,382	394
Class R3	739	256	2,389	394
Class R4	913	389	2,397	395
Class R6	172,452	69,692	424,167	66,593
Total	$261,022	$82,051	$694,026	$83,103

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $930, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, this reduction amounted to $137,503, which is included in the reduction of total expenses in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,335 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$8,188
Class B	0.75%	0.25%	1.00%	0.98%	1,395
Class C	0.75%	0.25%	1.00%	1.00%	2,716
Class R1	0.75%	0.25%	1.00%	1.00%	378
Class R2	0.25%	0.25%	0.50%	0.50%	192
Class R3	—	0.25%	0.25%	0.25%	104
Total Distribution and Service Fees					$12,973

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $187 and $25 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$368
Class B	2,330
Class C	56

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

31

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2018, the fee was $1,010, which equated to 0.0093% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,133.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0803% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $16 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 22, 2016, MFS redeemed 250,852 shares of Class R6 for an aggregate amount of $2,945,000. On March 16, 2017, MFS purchased 6,565 shares of Class I for an aggregate amount of $82,132. On August 15, 2017, MFS redeemed 5,090 shares of Class A and 10,936 shares of Class R6 for an aggregate amount of $223,526. On September 20, 2017, MFS purchased 29,746 shares of Class I for an aggregate amount of $440,538.

At February 28, 2018, MFS held approximately 100%, 100%, 91%, and 72% of the outstanding shares of Class R1, Class R2, Class R4, and Class R3, respectively.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research

32

Notes to Financial Statements (unaudited) – continued

embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $11,049,051 and $6,477,804, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	331,259	$4,985,589	315,250	$3,981,360
Class B	12,234	181,651	12,300	151,599
Class C	20,970	319,714	23,404	282,885
Class I	76,087	1,142,700	65,369	802,157
Class R3	2,097	33,717	—	—
Class R4	534	8,226	—	—
Class R6	157,563	2,329,921	251,493	3,111,433
	600,744	$9,001,518	667,816	$8,329,434

Shares issued to shareholders in reinvestment of distributions
Class A	17,940	$257,614	1,339	$14,687
Class B	723	10,345	76	830
Class C	1,354	19,304	189	2,063
Class I	4,112	59,177	815	8,945
Class R1	181	2,602	36	393
Class R2	205	2,949	47	517
Class R3	217	3,128	60	650
Class R4	230	3,310	72	784
Class R6	41,432	596,619	12,412	136,285
	66,394	$955,048	15,046	$165,154

Shares reacquired
Class A	(91,971)	$(1,370,422)	(54,106)	$(677,867)
Class B	(7,076)	(107,302)	(5,108)	(63,373)
Class C	(1,434)	(21,362)	(900)	(11,323)
Class I	(2,482)	(36,773)	(58,060)	(783,886)
Class R6	(232,051)	(3,427,966)	(479,499)	(5,836,120)
	(335,014)	$(4,963,825)	(597,673)	$(7,372,569)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	257,228	$3,872,781	262,483	$3,318,180
Class B	5,881	84,694	7,268	89,056
Class C	20,890	317,656	22,693	273,625
Class I	77,717	1,165,104	8,124	27,216
Class R1	181	2,602	36	393
Class R2	205	2,949	47	517
Class R3	2,314	36,845	60	650
Class R4	764	11,536	72	784
Class R6	(33,056)	(501,426)	(215,594)	(2,588,402)
	332,124	$4,992,741	85,189	$1,122,019

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 15%, 8%, 6%, 6%, 6%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $60 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		253,555	6,436,669	(5,780,146)	910,078

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(23)	$45	$—	$2,648	$909,987

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

36

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Blended Research® Global Equity Fund

BRL-SEM

MFS® Blended Research® Global Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	2.1%
Facebook, Inc., “A”	1.9%
Adobe Systems, Inc.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Cisco Systems, Inc.	1.6%
BNP Paribas	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bristol-Myers Squibb Co.	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
DXC Technology Co.	1.4%

Equity sectors
Financial Services	20.3%
Technology	15.6%
Health Care	10.8%
Consumer Staples	7.0%
Utilities & Communications	6.9%
Leisure	6.7%
Industrial Goods & Services	6.1%
Retailing	4.9%
Basic Materials	4.8%
Energy	4.8%
Autos & Housing	4.7%
Special Products & Services	3.3%
Transportation	2.3%

Issuer country weightings (x)
United States	51.0%
Japan	8.8%
Canada	5.3%
United Kingdom	4.7%
France	4.5%
South Korea	4.2%
Switzerland	2.5%
Brazil	2.4%
Taiwan	2.3%
Other Countries	14.3%

Currency exposure weightings (y)
United States Dollar	54.2%
Euro	9.5%
Japanese Yen	8.8%
British Pound Sterling	4.7%
South Korean Won	4.2%
Canadian Dollar	3.4%
Hong Kong Dollar	3.2%
Swiss Franc	2.5%
Brazilian Real	2.4%
Other Currencies	7.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.88%	$1,000.00	$1,075.50	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
B	Actual	1.64%	$1,000.00	$1,071.54	$8.42
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,071.42	$8.42
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,076.79	$3.30
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,071.63	$8.42
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,073.80	$5.86
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,075.34	$4.58
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,076.85	$3.30
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$1,076.62	$2.83
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.9%
Boeing Co.	145	$52,520
Northrop Grumman Corp.	138	48,306
United Technologies Corp.	498	67,100

		$167,926
Airlines - 1.8%
Aena S.A.	287	$58,374
Air Canada (a)	2,344	49,430

		$107,804
Apparel Manufacturers - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	288	$86,048

Automotive - 3.4%
Hyundai Motor Co. Ltd.	243	$36,091
Kia Motors Corp.	1,306	41,300
Magna International, Inc.	1,481	81,410
Toyota Motor Corp.	600	40,419

		$199,220
Biotechnology - 0.9%
Celgene Corp. (a)	575	$50,094

Brokerage & Asset Managers - 1.3%
Apollo Global Management LLC, “A”	2,387	$78,294

Business Services - 2.1%
Cognizant Technology Solutions Corp., “A”	233	$19,111
DXC Technology Co.	808	82,852
Travelport Worldwide Ltd.	1,590	22,657

		$124,620
Cable TV - 1.3%
Comcast Corp., “A”	2,164	$78,358

Chemicals - 1.0%
CF Industries Holdings, Inc.	927	$38,230
Mitsubishi Chemical Holdings Corp.	1,700	17,239

		$55,469

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 2.6%
Adobe Systems, Inc. (a)	509	$106,447
Check Point Software Technologies Ltd. (a)	443	46,023

		$152,470
Computer Software - Systems - 2.3%
Apple, Inc.	173	$30,815
Hitachi Ltd.	10,000	75,861
Hon Hai Precision Industry Co. Ltd., GDR	4,833	28,756

		$135,432
Construction - 1.3%
Owens Corning	932	$75,772

Consumer Products - 1.3%
Essity AB	2,056	$56,261
Reckitt Benckiser Group PLC	245	19,424

		$75,685
Consumer Services - 1.2%
Bookings Holdings, Inc. (a)	34	$69,157

Electrical Equipment - 0.7%
Schneider Electric S.A. (a)	479	$41,488

Electronics - 4.4%
Applied Materials, Inc.	756	$43,538
LG Electronics, Inc.	253	23,186
Samsung Electronics Co. Ltd.	40	86,693
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,394	103,780

		$257,197
Energy - Independent - 2.2%
EOG Resources, Inc.	259	$26,268
Marathon Petroleum Corp.	490	31,389
Phillips 66	777	70,218

		$127,875
Energy - Integrated - 2.6%
BP PLC	10,346	$67,112
Galp Energia SGPS S.A., “B”	2,542	45,937
LUKOIL PJSC, ADR	556	37,229

		$150,278
Engineering - Construction - 0.3%
Bouygues S.A.	396	$20,013

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.6%
Bakkafrost P/f	830	$41,875
Marine Harvest	3,103	60,172
Tyson Foods, Inc., “A”	681	50,653

		$152,700
Food & Drug Stores - 1.1%
Seven & I Holdings Co. Ltd.	900	$37,426
Wesfarmers Ltd.	907	28,961

		$66,387
Forest & Paper Products - 0.3%
Svenska Cellulosa Aktiebolaget	2,056	$20,328

Gaming & Lodging - 0.9%
Royal Caribbean Cruises Ltd.	438	$55,451

Health Maintenance Organizations - 0.3%
Cigna Corp.	102	$19,981

Insurance - 4.3%
Athene Holding Ltd. (a)	1,158	$54,669
MetLife, Inc.	1,311	60,555
Prudential Financial, Inc.	611	64,962
Zurich Insurance Group AG	221	72,911

		$253,097
Internet - 4.7%
Alphabet, Inc., “A” (a)	113	$124,743
Alphabet, Inc., “C” (a)	34	37,561
Facebook, Inc., “A” (a)	640	114,125

		$276,429
Leisure & Toys - 1.3%
Take-Two Interactive Software, Inc. (a)	656	$73,387

Machinery & Tools - 2.1%
Eaton Corp. PLC	946	$76,342
Glory Ltd.	1,300	48,860

		$125,202
Major Banks - 7.9%
Bank of China Ltd.	55,000	$29,651
BNP Paribas	1,119	88,478
China Construction Bank	35,000	35,996

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
JPMorgan Chase & Co.	426	$49,203
Royal Bank of Canada	471	37,105
Sumitomo Mitsui Financial Group, Inc.	1,700	73,708
Toronto-Dominion Bank	1,332	76,814
UBS AG	3,893	73,809

		$464,764
Medical & Health Technology & Services - 3.7%
Express Scripts Holding Co. (a)	767	$57,870
HCA Healthcare, Inc.	796	79,003
McKesson Corp.	518	77,301

		$214,174
Metals & Mining - 2.1%
JFE Holdings, Inc.	1,300	$30,041
POSCO	84	27,901
Rio Tinto Ltd.	1,186	63,527

		$121,469
Natural Gas - Distribution - 0.5%
ENGIE	1,748	$27,305

Natural Gas - Pipeline - 0.8%
Williams Partners LP	1,211	$43,887

Network & Telecom - 1.6%
Cisco Systems, Inc.	2,031	$90,948

Other Banks & Diversified Financials - 3.5%
Banco Bradesco S.A., ADR	3,507	$41,874
Credicorp Ltd.	133	28,788
DBS Group Holdings Ltd.	1,700	36,541
Discover Financial Services	864	68,109
ORIX Corp.	1,500	26,536

		$201,848
Pharmaceuticals - 5.9%
Bayer AG	645	$75,635
Bristol-Myers Squibb Co.	1,302	86,192
Eli Lilly & Co.	991	76,327
Pfizer, Inc.	1,454	52,795
Shionogi & Co. Ltd.	1,100	57,239

		$348,188

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.9%
Toppan Printing Co. Ltd.	2,000	$17,117
Transcontinental, Inc., “A”	1,965	36,982

		$54,099
Railroad & Shipping - 0.5%
Canadian National Railway Co.	366	$28,317

Real Estate - 1.9%
CK Asset Holdings Ltd.	8,500	$73,006
Medical Properties Trust, Inc., REIT	1,401	17,176
Washington Prime Group, Inc., REIT	3,538	23,174

		$113,356
Restaurants - 2.3%
Aramark	822	$34,286
Greggs PLC	2,813	46,190
U.S. Foods Holding Corp. (a)	1,600	53,424

		$133,900
Specialty Chemicals - 1.5%
Akzo Nobel N.V.	476	$46,107
Covestro AG	355	40,210

		$86,317
Specialty Stores - 1.9%
Best Buy Co., Inc.	1,089	$78,887
Ross Stores, Inc.	414	32,329

		$111,216
Telecommunications - Wireless - 2.5%
KDDI Corp.	2,100	$51,586
SBA Communications Corp., REIT (a)	148	23,276
SK Telecom Co. Ltd.	149	32,919
Vodafone Group PLC	14,385	40,275

		$148,056
Telephone Services - 0.3%
China Unicom (Hong Kong) Ltd. (a)	12,000	$15,366

Tobacco - 3.1%
Altria Group, Inc.	1,147	$72,204
Japan Tobacco, Inc.	1,300	37,047
Philip Morris International, Inc.	670	69,378

		$178,629

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 2.5%
CLP Holdings Ltd.	3,500	$35,273
Exelon Corp.	1,922	71,191
SSE PLC	2,293	38,512

		$144,976
Total Common Stocks (Identified Cost, $4,554,656)		$5,622,977

Preferred Stocks - 2.1%
Food & Drug Stores - 0.3%
Cia Brasileira de Distribuicao	1,000	$21,094

Other Banks & Diversified Financials - 1.4%
Itau Unibanco Holding S.A.	5,150	$79,909

Telephone Services - 0.4%
Telecom Italia S.p.A.	31,217	$23,752
Total Preferred Stocks (Identified Cost, $87,302)		$124,755

Investment Companies (h) - 1.8%
Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $105,620)	105,641	$105,630

Other Assets, Less Liabilities - 0.0%		1,097
Net Assets - 100.0%		$5,854,459

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $105,630 and $5,747,732, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,641,958)	$5,747,732
Investments in affiliated issuers, at value (identified cost, $105,620)	105,630
Receivables for
Fund shares sold	16,752
Dividends	19,600
Receivable from investment adviser	19,282
Other assets	136
Total assets	$5,909,132
Liabilities
Payable to custodian	$264
Payable to affiliates
Shareholder servicing costs	642
Distribution and service fees	22
Payable for independent Trustees’ compensation	7
Accrued expenses and other liabilities	53,738
Total liabilities	$54,673
Net assets	$5,854,459
Net assets consist of
Paid-in capital	$4,463,515
Unrealized appreciation (depreciation)	1,105,877
Accumulated net realized gain (loss)	277,233
Undistributed net investment income	7,834
Net assets	$5,854,459
Shares of beneficial interest outstanding	453,712

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$807,729	62,727	$12.88
Class B	73,913	5,748	12.86
Class C	215,154	16,749	12.85
Class I	815,315	63,161	12.91
Class R1	66,669	5,181	12.87
Class R2	67,484	5,236	12.89
Class R3	67,902	5,264	12.90
Class R4	68,322	5,292	12.91
Class R6	3,671,971	284,354	12.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.67 [100 / 94.25 x $12.88]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$62,939
Dividends from affiliated issuers	622
Foreign taxes withheld	(3,620)
Total investment income	$59,941
Expenses
Management fee	$15,937
Distribution and service fees	2,507
Shareholder servicing costs	1,939
Administrative services fee	8,679
Independent Trustees’ compensation	568
Custodian fee	10,968
Shareholder communications	4,510
Audit and tax fees	27,450
Legal fees	157
Registration fees	58,607
Miscellaneous	7,909
Total expenses	$139,231
Reduction of expenses by investment adviser and distributor	(117,908)
Net expenses	$21,323
Net investment income (loss)	$38,618
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$349,349
Affiliated issuers	(3)
Foreign currency	(170)
Net realized gain (loss)	$349,176
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$90,001
Affiliated issuers	3
Translation of assets and liabilities in foreign currencies	(21)
Net unrealized gain (loss)	$89,983
Net realized and unrealized gain (loss)	$439,159
Change in net assets from operations	$477,777

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/18	Year ended 8/31/17
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$38,618	$95,696
Net realized gain (loss)	349,176	91,214
Net unrealized gain (loss)	89,983	822,794
Change in net assets from operations	$477,777	$1,009,704
Distributions declared to shareholders
From net investment income	$(105,003)	$(80,010)
From net realized gain	(101,308)	—
Total distributions declared to shareholders	$(206,311)	$(80,010)
Change in net assets from fund share transactions	$(674,473)	$1,127,290
Total change in net assets	$(403,007)	$2,056,984
Net assets
At beginning of period	6,257,466	4,200,482
At end of period (including undistributed net investment income of $7,834 and $74,219, respectively)	$5,854,459	$6,257,466

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.35		$10.46	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.19	$0.20
Net realized and unrealized gain (loss)	0.85		1.88	0.32
Total from investment operations	$0.92		$2.07	$0.52
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.18)	$(0.04)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.39)		$(0.18)	$(0.06)
Net asset value, end of period (x)	$12.88		$12.35	$10.46
Total return (%) (r)(s)(t)(x)	7.55	(n)	20.07	5.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.60	(a)	5.22	6.02	(a)
Expenses after expense reductions (f)	0.88	(a)	0.88	0.86	(a)
Net investment income (loss)	1.08	(a)	1.63	2.08	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$808		$474	$168

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.29		$10.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.09	$0.11
Net realized and unrealized gain (loss)	0.85		1.89	0.34
Total from investment operations	$0.87		$1.98	$0.45
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.02)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.30)		$(0.10)	$(0.04)
Net asset value, end of period (x)	$12.86		$12.29	$10.41
Total return (%) (r)(s)(t)(x)	7.15	(n)	19.12	4.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.34	(a)	6.05	7.17	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.61	(a)
Net investment income (loss)	0.27	(a)	0.79	1.19	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$74		$64	$52

	Six months ended 2/28/18		Year ended
Class C			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.28		$10.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.09	$0.13
Net realized and unrealized gain (loss)	0.85		1.89	0.32
Total from investment operations	$0.87		$1.98	$0.45
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.11)	$(0.02)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.30)		$(0.11)	$(0.04)
Net asset value, end of period (x)	$12.85		$12.28	$10.41
Total return (%) (r)(s)(t)(x)	7.14	(n)	19.14	4.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.36	(a)	6.06	6.81	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.61	(a)
Net investment income (loss)	0.33	(a)	0.78	1.37	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$215		$133	$104

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.38		$10.47	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.22	$0.24
Net realized and unrealized gain (loss)	0.87		1.89	0.30
Total from investment operations	$0.94		$2.11	$0.54
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.20)	$(0.05)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.41)		$(0.20)	$(0.07)
Net asset value, end of period (x)	$12.91		$12.38	$10.47
Total return (%) (r)(s)(t)(x)	7.68	(n)	20.42	5.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.31	(a)	4.94	4.99	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.61	(a)
Net investment income (loss)	1.14	(a)	1.94	2.50	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$815		$1,959	$924

	Six months ended 2/28/18		Year ended
Class R1			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.29		$10.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.09	$0.11
Net realized and unrealized gain (loss)	0.85		1.89	0.34
Total from investment operations	$0.87		$1.98	$0.45
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.10)	$(0.02)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.29)		$(0.10)	$(0.04)
Net asset value, end of period (x)	$12.87		$12.29	$10.41
Total return (%) (r)(s)(t)(x)	7.16	(n)	19.12	4.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.34	(a)	6.06	7.17	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.61	(a)
Net investment income (loss)	0.27	(a)	0.78	1.19	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$67		$62	$52

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.34		$10.44	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.14	$0.16
Net realized and unrealized gain (loss)	0.85		1.91	0.33
Total from investment operations	$0.90		$2.05	$0.49
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.03)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.35)		$(0.15)	$(0.05)
Net asset value, end of period (x)	$12.89		$12.34	$10.44
Total return (%) (r)(s)(t)(x)	7.38	(n)	19.82	4.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.84	(a)	5.56	6.67	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.11	(a)
Net investment income (loss)	0.76	(a)	1.28	1.69	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$67		$63	$52

	Six months ended 2/28/18		Year ended
Class R3			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.36		$10.46	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.17	$0.19
Net realized and unrealized gain (loss)	0.86		1.90	0.33
Total from investment operations	$0.92		$2.07	$0.52
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.17)	$(0.04)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.38)		$(0.17)	$(0.06)
Net asset value, end of period (x)	$12.90		$12.36	$10.46
Total return (%) (r)(s)(t)(x)	7.53	(n)	20.06	5.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.59	(a)	5.31	6.41	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.86	(a)
Net investment income (loss)	1.01	(a)	1.53	1.94	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$68		$63	$53

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.38		$10.48	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.20	$0.21
Net realized and unrealized gain (loss)	0.86		1.90	0.34
Total from investment operations	$0.94		$2.10	$0.55
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.20)	$(0.05)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.41)		$(0.20)	$(0.07)
Net asset value, end of period (x)	$12.91		$12.38	$10.48
Total return (%) (r)(s)(t)(x)	7.69	(n)	20.31	5.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.34	(a)	5.06	6.16	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.61	(a)
Net investment income (loss)	1.27	(a)	1.78	2.19	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$68		$63	$53

	Six months ended 2/28/18		Year ended
Class R6			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$12.39		$10.48	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.21	$0.21
Net realized and unrealized gain (loss)	0.85		1.90	0.34
Total from investment operations	$0.94		$2.11	$0.55
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.20)	$(0.05)
From net realized gain	(0.20)		—	(0.02)
Total distributions declared to shareholders	$(0.42)		$(0.20)	$(0.07)
Net asset value, end of period (x)	$12.91		$12.39	$10.48
Total return (%) (r)(s)(t)(x)	7.66	(n)	20.42	5.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.25	(a)	5.01	6.16	(a)
Expenses after expense reductions (f)	0.55	(a)	0.59	0.60	(a)
Net investment income (loss)	1.36	(a)	1.84	2.20	(a)
Portfolio turnover	22	(n)	55	46	(n)
Net assets at end of period (000 omitted)	$3,672		$3,376	$2,742

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Global Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality,

22

Notes to Financial Statements (unaudited) – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

23

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,880,514	$—	$—	$2,880,514
Japan	—	513,079	—	513,079
Canada	310,059	—	—	310,059
United Kingdom	—	275,041	—	275,041
France	—	263,333	—	263,333
South Korea	—	248,089	—	248,089
Switzerland	—	146,719	—	146,719
Brazil	142,877	—	—	142,877
Taiwan	132,536	—	—	132,536
Other Countries	74,811	760,674	—	835,485
Mutual Funds	105,630	—	—	105,630
Total	$3,646,427	$2,206,935	$—	$5,853,362

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,039,593 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

24

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$80,010

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$4,760,292
Gross appreciation	1,180,155
Gross depreciation	(87,085)
Net unrealized appreciation (depreciation)	$1,093,070

As of 8/31/17
Undistributed ordinary income	74,219
Undistributed long-term capital gain	40,673
Other temporary differences	114
Net unrealized appreciation (depreciation)	1,004,472

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17
Class A	$9,828	$4,127	$10,205	$—
Class B	579	479	1,135	—
Class C	1,158	1,145	2,316	—
Class I	29,872	19,538	28,439	—
Class R1	478	479	1,023	—
Class R2	783	732	1,030	—
Class R3	938	860	1,032	—
Class R4	1,094	987	1,036	—
Class R6	60,273	51,663	55,092	—
Total	$105,003	$80,010	$101,308	$—

26

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $274, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, this reduction amounted to $117,603, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $372 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

27

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$782
Class B	0.75%	0.25%	1.00%	1.00%	349
Class C	0.75%	0.25%	1.00%	1.00%	805
Class R1	0.75%	0.25%	1.00%	1.00%	324
Class R2	0.25%	0.25%	0.50%	0.50%	164
Class R3	—	0.25%	0.25%	0.25%	83
Total Distribution and Service Fees					$2,507

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $31 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$1
Class B	289
Class C	34

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $269, which equated to 0.0084% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,670.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

28

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.2720% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $5 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed 5,123 shares of Class I for an aggregate amount of $62,504.

At February 28, 2018, MFS held approximately 90% of the outstanding shares of Class B, 97% of the outstanding shares of Class R6, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $1,393,426 and $2,264,327, respectively.

29

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,726	$328,808	27,296	$306,635
Class B	397	5,000	155	1,752
Class C	7,084	92,450	4,185	47,841
Class I	4,551	58,380	114,223	1,260,845
Class R6	3,237	41,653	5,923	70,087
	40,995	$526,291	151,782	$1,687,160

Shares issued to shareholders in reinvestment of distributions
Class A	1,577	$20,033	388	$4,127
Class B	135	1,714	45	479
Class C	274	3,474	108	1,145
Class I	4,584	58,311	1,835	19,538
Class R1	118	1,501	45	479
Class R2	142	1,813	69	732
Class R3	155	1,970	80	860
Class R4	167	2,130	93	987
Class R6	9,062	115,365	4,851	51,663
	16,214	$206,311	7,514	$80,010

Shares reacquired
Class A	(2,955)	$(37,562)	(5,393)	$(62,901)
Class B	(1)	(15)	(1)	(15)
Class C	(1,422)	(18,138)	(3,511)	(39,932)
Class I	(104,167)	(1,346,113)	(46,062)	(537,000)
Class R6	(408)	(5,247)	(3)	(32)
	(108,953)	$(1,407,075)	(54,970)	$(639,880)

Net change
Class A	24,348	$311,279	22,291	$247,861
Class B	531	6,699	199	2,216
Class C	5,936	77,786	782	9,054
Class I	(95,032)	(1,229,422)	69,996	743,383
Class R1	118	1,501	45	479
Class R2	142	1,813	69	732
Class R3	155	1,970	80	860
Class R4	167	2,130	93	987
Class R6	11,891	151,771	10,771	121,718
	(51,744)	$(674,473)	104,326	$1,127,290

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

30

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $18 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		107,563	784,747	(786,669)	105,641

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3)	$3	$—	$622	$105,630

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

32

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Blended Research® International Equity Fund

BRX-SEM

MFS® Blended Research® International Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Novartis AG	2.1%
Alibaba Group Holding Ltd., ADR	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
Roche Holding AG	1.9%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
BP PLC	1.7%
BNP Paribas	1.7%
Bayer AG	1.6%
UBS AG	1.6%
Samsung Electronics Co. Ltd.	1.6%

Equity sectors
Financial Services	25.8%
Technology	11.0%
Basic Materials	7.8%
Health Care	7.4%
Consumer Staples	7.3%
Utilities & Communications	7.2%
Industrial Goods & Services	6.8%
Energy	6.2%
Retailing	5.7%
Autos & Housing	5.6%
Leisure	3.2%
Transportation	2.5%
Special Products & Services	1.8%

Issuer country weightings (x)
Japan	15.3%
United Kingdom	10.4%
China	8.6%
France	8.5%
Switzerland	7.8%
Canada	6.7%
South Korea	4.9%
Germany	3.9%
Australia	3.9%
Other Countries	30.0%

Currency exposure weightings (y)
Euro	20.1%
Japanese Yen	15.3%
British Pound Sterling	10.4%
Hong Kong Dollar	9.4%
Swiss Franc	7.8%
United States Dollar	6.3%
South Korean Won	4.9%
Australian Dollar	3.9%
Swedish Krona	3.1%
Other Currencies	18.8%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.89%	$1,000.00	$1,065.81	$4.56
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,061.84	$8.38
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,061.31	$8.38
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,066.68	$3.28
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,061.75	$8.38
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,064.47	$5.84
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,065.70	$4.56
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,067.50	$3.28
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.59%	$1,000.00	$1,067.90	$3.03
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.9%
Issuer	Shares/Par	Value ($)
Airlines - 2.1%
Aena S.A.	15,785	$3,210,590
Air Canada (a)	123,284	2,599,802

		$5,810,392
Alcoholic Beverages - 1.3%
China Resources Enterprise Ltd.	942,000	$3,622,408

Apparel Manufacturers - 2.3%
Compagnie Financiere Richemont S.A.	14,966	$1,317,565
LVMH Moet Hennessy Louis Vuitton SE	17,459	5,216,355

		$6,533,920
Automotive - 5.3%
Hyundai Motor Co. Ltd.	21,031	$3,123,559
Kia Motors Corp.	70,263	2,221,942
Magna International, Inc.	66,206	3,639,344
PSA Peugeot Citroen S.A.	99,572	2,241,246
Toyota Motor Corp.	51,900	3,496,209

		$14,722,300
Broadcasting - 0.7%
WPP PLC	96,847	$1,849,766

Brokerage & Asset Managers - 0.4%
IG Group Holdings PLC	94,433	$1,044,639

Business Services - 0.9%
Experian Group Ltd.	32,803	$700,308
Marubeni Corp.	226,500	1,725,786

		$2,426,094
Chemicals - 1.0%
Mitsubishi Chemical Holdings Corp.	270,700	$2,745,125

Computer Software - 0.8%
Check Point Software Technologies Ltd. (a)	23,112	$2,401,106

Computer Software - Systems - 4.4%
Amadeus IT Group S.A.	33,980	$2,493,954
Fujitsu Ltd.	331,000	1,981,597

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
Hitachi Ltd.	564,000	$4,278,568
Hon Hai Precision Industry Co. Ltd., GDR	439,897	2,617,387
NICE Systems Ltd., ADR (a)	9,412	909,105

		$12,280,611
Conglomerates - 0.5%
First Pacific Co. Ltd.	2,064,000	$1,286,564

Construction - 0.3%
Persimmon PLC	24,342	$866,954

Consumer Products - 1.7%
Essity AB	91,931	$2,515,619
Reckitt Benckiser Group PLC	27,115	2,149,764

		$4,665,383
Consumer Services - 0.4%
Kroton Educacional S.A.	246,800	$1,178,170

Electrical Equipment - 2.7%
Legrand S.A.	54,110	$4,240,102
Schneider Electric S.A.	38,711	3,352,948

		$7,593,050
Electronics - 3.5%
Samsung Electronics Co. Ltd.	2,013	$4,362,814
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	126,425	5,480,524

		$9,843,338
Energy - Independent - 1.3%
CNOOC Ltd.	2,489,000	$3,546,062

Energy - Integrated - 4.9%
BP PLC	730,266	$4,737,055
China Petroleum & Chemical Corp.	2,554,000	2,014,514
Eni S.p.A.	147,995	2,463,640
Galp Energia SGPS S.A., “B”	169,403	3,061,324
LUKOIL PJSC, ADR	23,561	1,564,450

		$13,840,983
Engineering - Construction - 1.5%
Bouygues S.A.	41,836	$2,114,276
Hochtief AG	11,724	1,973,344

		$4,087,620

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 3.2%
AVI Ltd.	252,388	$2,600,118
Bakkafrost P/f	78,059	3,938,171
Marine Harvest (l)	38,990	756,080
Nestle S.A.	10,506	836,279
S Foods, Inc.	20,100	796,606

		$8,927,254
Food & Drug Stores - 1.6%
Seven & I Holdings Co. Ltd.	97,000	$4,033,687
Wesfarmers Ltd.	18,213	581,544

		$4,615,231
Forest & Paper Products - 0.4%
Svenska Cellulosa Aktiebolaget	106,530	$1,053,298

Insurance - 5.1%
AIA Group Ltd.	66,200	$549,688
AMP Ltd.	267,970	1,093,393
Legal & General Group PLC	495,908	1,782,346
Manulife Financial Corp.	165,064	3,141,259
MS+AD Insurance Group	58,800	1,821,122
QBE Insurance Group Ltd.	230,573	1,814,756
Zurich Insurance Group AG	12,695	4,188,244

		$14,390,808
Internet - 2.2%
Alibaba Group Holding Ltd., ADR (a)	30,294	$5,638,925
Tencent Holdings Ltd.	11,700	641,672

		$6,280,597
Machinery & Tools - 2.6%
Atlas Copco AB, “A”	82,252	$3,502,984
Ebara Corp.	54,300	2,013,284
Glory Ltd.	45,800	1,721,351

		$7,237,619
Major Banks - 11.1%
Banco do Brasil S.A.	194,300	$2,501,383
Bank of China Ltd.	1,864,000	1,004,901
BNP Paribas	58,846	4,652,907
China Construction Bank	3,631,000	3,734,291
Industrial & Commercial Bank of China, “H”	4,555,000	3,888,370
National Australia Bank Ltd.	170,558	3,973,570
Sumitomo Mitsui Financial Group, Inc.	29,300	1,270,374

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Toronto-Dominion Bank	41,418	$2,401,002
UBS AG	230,730	4,374,489
Westpac Banking Corp.	141,674	3,363,018

		$31,164,305
Medical & Health Technology & Services - 0.3%
Medipal Holdings Corp.	44,200	$902,345

Medical Equipment - 1.2%
Nihon Kohden Corp.	78,000	$2,200,478
Nipro Corp.	77,900	1,148,121

		$3,348,599
Metals & Mining - 3.4%
Anglo American PLC	91,513	$2,221,156
JFE Holdings, Inc.	56,500	1,305,639
POSCO	3,777	1,254,521
Rio Tinto Ltd.	49,401	2,646,127
Ternium S.A., ADR	60,243	2,083,203

		$9,510,646
Natural Gas - Distribution - 1.1%
ENGIE	131,297	$2,050,990
Tokyo Gas Co. Ltd.	40,000	1,001,773

		$3,052,763
Other Banks & Diversified Financials - 5.6%
Barclays Africa Group Ltd.	133,601	$2,227,762
DBS Group Holdings Ltd.	35,200	756,606
Hana Financial Group, Inc.	36,020	1,620,619
Intesa Sanpaolo S.p.A.	917,445	3,445,538
ORIX Corp.	120,300	2,128,215
Rural Electrification Corp. Ltd.	280,504	617,876
Sberbank of Russia, ADR	180,035	3,648,757
Turkiye Garanti Bankasi A.S.	360,182	1,103,380

		$15,548,753
Pharmaceuticals - 5.9%
Bayer AG	38,280	$4,488,865
Merck KGaA	8,459	847,645
Novartis AG	69,475	5,812,796
Roche Holding AG	22,965	5,324,863

		$16,474,169

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 1.4%
Thomson Reuters Corp. (l)	17,635	$694,643
Toppan Printing Co. Ltd.	94,000	804,514
Transcontinental, Inc., “A”	124,178	2,337,047

		$3,836,204
Railroad & Shipping - 0.4%
Canadian National Railway Co.	15,312	$1,184,689

Real Estate - 2.9%
CK Asset Holdings Ltd.	435,000	$3,736,183
Link REIT	65,000	553,924
Sun Hung Kai Properties Ltd.	68,000	1,128,419
TAG Immobilien AG	111,468	2,116,020
Wheelock & Co. Ltd.	75,000	544,332

		$8,078,878
Restaurants - 1.2%
Greggs PLC	139,896	$2,297,132
SSP Group PLC	121,087	1,002,989

		$3,300,121
Specialty Chemicals - 3.0%
Covestro AG	14,215	$1,610,112
Methanex Corp.	48,690	2,675,516
PTT Global Chemical PLC	1,296,000	4,097,738

		$8,383,366
Specialty Stores - 1.0%
Just Eat PLC (a)	75,750	$909,030
K’s Holdings Corp.	71,500	1,983,042

		$2,892,072
Telecommunications - Wireless - 2.6%
KDDI Corp.	86,200	$2,117,495
SK Telecom Co. Ltd.	4,650	1,027,337
Vodafone Group PLC	1,472,697	4,123,268

		$7,268,100
Telephone Services - 1.6%
Com Hem Holding AB	106,367	$1,753,959
PT XL Axiata Tbk (a)	4,142,800	886,151
Telefonica S.A.	201,102	1,957,114

		$4,597,224
Tobacco - 1.2%
Japan Tobacco, Inc.	116,000	$3,305,711

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 1.9%
Enel S.p.A.	338,333	$1,963,144
Energias de Portugal S.A.	169,189	566,318
SSE PLC	160,461	2,695,002

		$5,224,464
Total Common Stocks (Identified Cost, $236,872,778)		$270,921,701

Preferred Stocks - 1.4%
Food & Drug Stores - 0.7%
Cia Brasileira de Distribuicao	93,400	$1,970,177

Other Banks & Diversified Financials - 0.7%
Itau Unibanco Holding S.A.	127,140	$1,972,747
Total Preferred Stocks (Identified Cost, $3,533,174)		$3,942,924

Investment Companies (h) - 2.1%
Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $5,999,520)	6,000,206	$5,999,606

Collateral for Securities Loaned - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j) (Identified Cost, $1,334,018)	1,334,018	$1,334,018

Other Assets, Less Liabilities - (0.9)%		(2,574,148)
Net Assets - 100.0%		$279,624,101

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,999,606 and $276,198,643, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $1,278,485 of securities on loan (identified cost, $241,739,970)	$276,198,643
Investments in affiliated issuers, at value (identified cost, $5,999,520)	5,999,606
Receivables for
Fund shares sold	97,697
Interest and dividends	757,606
Other assets	1,398
Total assets	$283,054,950
Liabilities
Payable for fund shares reacquired	$1,831,943
Collateral for securities loaned, at value	1,334,018
Payable to affiliates
Investment adviser	540
Shareholder servicing costs	15,207
Distribution and service fees	1,273
Payable for independent Trustees’ compensation	15
Deferred country tax expense payable	181,083
Accrued expenses and other liabilities	66,770
Total liabilities	$3,430,849
Net assets	$279,624,101
Net assets consist of
Paid-in capital	$238,769,524
Unrealized appreciation (depreciation) (net of $181,083 deferred country tax)	34,286,587
Accumulated net realized gain (loss)	6,420,616
Undistributed net investment income	147,374
Net assets	$279,624,101
Shares of beneficial interest outstanding	22,672,400

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$89,153,553	7,247,946	$12.30
Class B	94,624	7,711	12.27
Class C	245,218	20,075	12.21
Class I	1,518,656	123,027	12.34
Class R1	62,974	5,136	12.26
Class R2	141,211	11,450	12.33
Class R3	64,220	5,182	12.39
Class R4	64,539	5,226	12.35
Class R6	188,279,106	15,246,647	12.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.05 [100 / 94.25 x $12.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,309,888
Dividends from affiliated issuers	25,603
Income on securities loaned	4,809
Foreign taxes withheld	(192,485)
Total investment income	$2,147,815
Expenses
Management fee	$648,223
Distribution and service fees	75,597
Shareholder servicing costs	16,204
Administrative services fee	24,359
Independent Trustees’ compensation	2,815
Custodian fee	29,401
Shareholder communications	4,513
Audit and tax fees	33,463
Legal fees	1,124
Registration fees	60,011
Miscellaneous	11,224
Total expenses	$906,934
Reduction of expenses by investment adviser and distributor	(50,848)
Net expenses	$856,086
Net investment income (loss)	$1,291,729
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $20,652 country tax)	$7,940,784
Affiliated issuers	(534)
Foreign currency	(70,070)
Net realized gain (loss)	$7,870,180
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $127,934 increase in deferred country tax)	$6,518,277
Affiliated issuers	(29)
Translation of assets and liabilities in foreign currencies	1,315
Net unrealized gain (loss)	$6,519,563
Net realized and unrealized gain (loss)	$14,389,743
Change in net assets from operations	$15,681,472

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$1,291,729	$4,349,392
Net realized gain (loss)	7,870,180	2,078,327
Net unrealized gain (loss)	6,519,563	29,601,726
Change in net assets from operations	$15,681,472	$36,029,445
Distributions declared to shareholders
From net investment income	$(4,600,065)	$(950,103)
From net realized gain	(3,388,377)	—
Total distributions declared to shareholders	$(7,988,442)	$(950,103)
Change in net assets from fund share transactions	$72,970,704	$(564,370)
Total change in net assets	$80,663,734	$34,514,972
Net assets
At beginning of period	198,960,367	164,445,395
At end of period (including undistributed net investment income of $147,374 and $3,455,710, respectively)	$279,624,101	$198,960,367

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.85		$9.82	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.25	$0.25
Net realized and unrealized gain (loss)	0.73		1.82	(0.32)
Total from investment operations	$0.77		$2.07	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.04)	$(0.06)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.32)		$(0.04)	$(0.11)
Net asset value, end of period (x)	$12.30		$11.85	$9.82
Total return (%) (r)(s)(t)(x)	6.58	(n)	21.15	(0.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.98	5.84	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	(a)
Net investment income (loss)	0.63	(a)(l)	2.34	2.70	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$89,154		$535	$139

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.75		$9.78	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.16	$0.15
Net realized and unrealized gain (loss)	0.71		1.81	(0.28)
Total from investment operations	$0.72		$1.97	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$(0.04)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.20)		$—	$(0.09)
Net asset value, end of period (x)	$12.27		$11.75	$9.78
Total return (%) (r)(s)(t)(x)	6.18	(n)	20.14	(1.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.73	7.12	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.63	(a)
Net investment income (loss)	0.10	(a)(l)	1.51	1.64	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$95		$109	$54

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.75		$9.78	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.16	$0.16
Net realized and unrealized gain (loss)	0.72		1.81	(0.29)
Total from investment operations	$0.72		$1.97	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.12)		$—	$(0.04)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.26)		$—	$(0.09)
Net asset value, end of period (x)	$12.21		$11.75	$9.78
Total return (%) (r)(s)(t)(x)	6.13	(n)	20.14	(1.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.73	7.03	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.63	(a)
Net investment income (loss)	0.03	(a)(l)	1.54	1.70	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$245		$133	$59

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.88		$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.29	$0.33
Net realized and unrealized gain (loss)	0.72		1.80	(0.37)
Total from investment operations	$0.78		$2.09	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.05)	$(0.07)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.32)		$(0.05)	$(0.12)
Net asset value, end of period (x)	$12.34		$11.88	$9.84
Total return (%) (r)(s)(t)(x)	6.67	(n)	21.37	(0.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.73	4.94	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	(a)
Net investment income (loss)	1.04	(a)(l)	2.70	3.65	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$1,519		$1,259	$640

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.75		$9.78	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.15	$0.15
Net realized and unrealized gain (loss)	0.72		1.82	(0.28)
Total from investment operations	$0.72		$1.97	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$(0.04)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.21)		$—	$(0.09)
Net asset value, end of period (x)	$12.26		$11.75	$9.78
Total return (%) (r)(s)(t)(x)	6.18	(n)	20.14	(1.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.72	7.19	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.63	(a)
Net investment income (loss)	0.06	(a)(l)	1.41	1.60	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$63		$59	$49

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.84		$9.81		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.20		$0.19
Net realized and unrealized gain (loss)	0.73		1.83		(0.28)
Total from investment operations	$0.76		$2.03		$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.00	)(w)	$(0.05)
From net realized gain	(0.14)		—		(0.05)
Total distributions declared to shareholders	$(0.27)		$(0.00	)(w)	$(0.10)
Net asset value, end of period (x)	$12.33		$11.84		$9.81
Total return (%) (r)(s)(t)(x)	6.45	(n)	20.74		(0.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.22		6.68	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14		1.13	(a)
Net investment income (loss)	0.52	(a)(l)	1.90		2.11	(a)
Portfolio turnover	39	(n)	63		64	(n)
Net assets at end of period (000 omitted)	$141		$60		$50

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.91		$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.23	$0.29
Net realized and unrealized gain (loss)	0.73		1.84	(0.34)
Total from investment operations	$0.78		$2.07	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.16)		$—	$(0.06)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.30)		$—	$(0.11)
Net asset value, end of period (x)	$12.39		$11.91	$9.84
Total return (%) (r)(s)(t)(x)	6.57	(n)	21.04	(0.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.97	5.94	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.87	(a)
Net investment income (loss)	0.81	(a)(l)	2.15	3.16	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$64		$60	$50

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.88		$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.25	$0.24
Net realized and unrealized gain (loss)	0.73		1.84	(0.28)
Total from investment operations	$0.79		$2.09	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.05)	$(0.07)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.32)		$(0.05)	$(0.12)
Net asset value, end of period (x)	$12.35		$11.88	$9.84
Total return (%) (r)(s)(t)(x)	6.75	(n)	21.36	(0.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.72	6.18	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.63	(a)
Net investment income (loss)	1.06	(a)(l)	2.41	2.60	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$65		$60	$50

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17	8/31/16 (c)
	(unaudited)

Net asset value, beginning of period	$11.88		$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.26	$0.24
Net realized and unrealized gain (loss)	0.73		1.84	(0.28)
Total from investment operations	$0.80		$2.10	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.06)	$(0.07)
From net realized gain	(0.14)		—	(0.05)
Total distributions declared to shareholders	$(0.33)		$(0.06)	$(0.12)
Net asset value, end of period (x)	$12.35		$11.88	$9.84
Total return (%) (r)(s)(t)(x)	6.79	(n)	21.41	(0.36	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.68	3.06	(a)
Expenses after expense reductions (f)	0.59	(a)	0.60	0.60	(a)
Net investment income (loss)	1.11	(a)(l)	2.43	2.61	(a)
Portfolio turnover	39	(n)	63	64	(n)
Net assets at end of period (000 omitted)	$188,279		$196,685	$163,355

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

25

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

26

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,200,478	$40,580,563	$—	$42,781,041
United Kingdom	—	29,025,536	—	29,025,536
China	5,638,925	18,452,219	—	24,091,144
France	—	23,868,823	—	23,868,823
Switzerland	—	21,854,237	—	21,854,237
Canada	18,673,300	—	—	18,673,300
South Korea	—	13,610,793	—	13,610,793
Germany	2,116,020	8,919,966	—	11,035,986
Australia	—	10,826,281	—	10,826,281
Other Countries	25,278,369	53,819,115	—	79,097,484
Mutual Funds	7,333,624	—	—	7,333,624
Total	$61,240,716	$220,957,533	$—	$282,198,249

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $171,072,293 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities

27

Notes to Financial Statements (unaudited) – continued

of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,278,485. The fair value of the fund’s investment securities on loan and a related liability of $1,334,018 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

28

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$950,103

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$248,032,344
Gross appreciation	39,864,328
Gross depreciation	(5,698,423)
Net unrealized appreciation (depreciation)	$34,165,905

As of 8/31/17
Undistributed ordinary income	5,644,389
Other temporary differences	(2,565)
Net unrealized appreciation (depreciation)	27,519,723

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17

Class A	$1,277,016	$857	$963,500	$—
Class B	455	—	992	—
Class C	1,981	—	2,364	—
Class I	21,010	4,033	15,679	—
Class R1	363	—	695	—
Class R2	645	20	696	—
Class R3	788	—	696	—
Class R4	938	261	701	—
Class R6	3,296,869	944,932	2,403,054	—
Total	$4,600,065	$950,103	$3,388,377	$—

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $11,180, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, this reduction amounted to $39,665, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $862 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$73,534
Class B	0.75%	0.25%	1.00%	1.00%	479
Class C	0.75%	0.25%	1.00%	1.00%	982
Class R1	0.75%	0.25%	1.00%	1.00%	308
Class R2	0.25%	0.25%	0.50%	0.50%	216
Class R3	—	0.25%	0.25%	0.25%	78
Total Distribution and Service Fees					$75,597

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $3 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the six months ended February 28, 2018.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $305, which equated to 0.0002% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,899.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $202 and is included in “Miscellaneous” expense in the

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 22, 2016, MFS sold 247,280 shares of Class R6 for an aggregate amount of $2,500,000. On March 16, 2017, MFS bought 40,526 shares of Class I for an aggregate amount of $430,382. On August 15, 2017, MFS sold 5,088 shares of Class I for an aggregate amount of $59,220. On August 15, 2017, MFS sold 16,076 shares of Class R6 for an aggregate amount of $187,129. On September 20, 2017, MFS bought 313 shares of Class I for an aggregate amount of $3,871.

At February 28, 2018, MFS held approximately 67%, 63%, 100%, 100%, and 100% of the outstanding shares of Class B, Class I, Class R1, Class R3, and Class R4, respectively.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $161,900,686 and $98,414,285, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,686,100	$94,503,383	32,427	$340,094
Class B	730	8,980	3,929	42,473
Class C	8,462	102,296	6,235	66,995
Class I	17,372	215,059	83,035	873,923
Class R2	6,282	77,383	—	—
Class R6	1,821,343	22,291,130	3,192,064	33,150,497
	9,540,289	$117,198,231	3,317,690	$34,473,982

Shares issued to shareholders in reinvestment of distributions
Class A	2,093	$24,994	87	$857
Class B	121	1,447	—	—
Class C	366	4,345	—	—
Class I	3,065	36,689	410	4,033
Class R1	89	1,058	—	—
Class R2	111	1,341	2	20
Class R3	123	1,484	—	—
Class R4	137	1,639	26	261
Class R6	475,786	5,699,923	96,030	944,932
	481,891	$5,772,920	96,555	$950,103

Shares reacquired
Class A	(485,398)	$(6,011,487)	(1,495)	$(15,688)
Class B	(2,449)	(29,761)	(95)	(1,002)
Class C	(34)	(407)	(1,037)	(9,924)
Class I	(3,385)	(43,732)	(42,493)	(474,667)
Class R6	(3,602,456)	(43,915,060)	(3,334,592)	(35,487,174)
	(4,093,722)	$(50,000,447)	(3,379,712)	$(35,988,455)

Net change
Class A	7,202,795	$88,516,890	31,019	$325,263
Class B	(1,598)	(19,334)	3,834	41,471
Class C	8,794	106,234	5,198	57,071
Class I	17,052	208,016	40,952	403,289
Class R1	89	1,058	—	—
Class R2	6,393	78,724	2	20
Class R3	123	1,484	—	—
Class R4	137	1,639	26	261
Class R6	(1,305,327)	(15,924,007)	(46,498)	(1,391,745)
	5,928,458	$72,970,704	34,533	$(564,370)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

34

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 15%, 14%, 8%, 7%, 6%, 5%, 4%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $645 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,552,926	117,462,024	(113,014,744)	6,000,206

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(534)	$(29)	$—	$25,603	$5,999,606

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

36

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Global New Discovery Fund

GND-SEM

MFS® Global New Discovery Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nissei ASB Machine Co. Ltd.	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
Fuji Seal International, Inc.	1.2%
Yamato Holdings Co. Ltd.	1.2%
Bunzl PLC	1.1%
NICE Systems Ltd., ADR	1.1%
LogMeIn, Inc.	1.1%
Koito Manufacturing Co. Ltd.	1.1%
Zendesk, Inc.	1.0%
ICON PLC	1.0%

Equity sectors
Special Products & Services	15.1%
Industrial Goods & Services	12.0%
Technology	11.5%
Financial Services	9.9%
Autos & Housing	8.9%
Basic Materials	8.5%
Health Care	8.3%
Leisure	6.3%
Retailing	5.4%
Consumer Staples	4.5%
Transportation	3.3%
Energy	0.8%
Utilities & Communications	0.6%

Issuer country weightings (x)
United States	46.6%
Japan	15.0%
United Kingdom	10.2%
Germany	3.8%
Norway	2.1%
France	2.0%
Mexico	1.7%
Ireland	1.7%
Brazil	1.5%
Other Countries	15.4%

Currency exposure weightings (y)
United States Dollar	48.9%
Japanese Yen	15.0%
British Pound Sterling	10.9%
Euro	9.7%
Norwegian Krone	2.1%
Mexican Peso	1.7%
Brazilian Real	1.5%
Hong Kong Dollar	1.5%
Israeli Shekel	1.1%
Other Currencies	7.6%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	1.50%	$1,000.00	$1,116.57	$7.87
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$1,112.44	$11.78
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.25%	$1,000.00	$1,112.44	$11.78
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
I	Actual	1.25%	$1,000.00	$1,117.62	$6.56
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$1,112.46	$11.78
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$1,115.40	$9.18
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$1,116.63	$7.87
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$1,118.09	$6.56
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R6	Actual	1.16%	$1,000.00	$1,118.58	$6.09
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.9%
Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
CACI International, Inc., “A” (a)	2,621	$390,660
Curtiss-Wright Corp.	1,945	262,536
FLIR Systems, Inc.	4,990	245,009
LISI Group	4,348	192,663
MTU Aero Engines Holding AG	1,665	278,592
Singapore Technologies Engineering Ltd.	90,300	231,087

		$1,600,547
Alcoholic Beverages - 0.4%
Thai Beverage PLC	304,800	$191,827

Apparel Manufacturers - 0.6%
Burberry Group PLC	5,701	$119,965
Hanesbrands, Inc.	9,003	174,658

		$294,623
Automotive - 6.1%
CoPart, Inc. (a)	9,153	$428,452
Hella KGaA Hueck & Co.	4,308	291,577
Kar Auction Services, Inc.	7,790	421,283
Koito Manufacturing Co. Ltd.	7,800	538,270
LKQ Corp. (a)	7,322	289,073
Stanley Electric Co. Ltd.	11,300	441,306
Thai Stanley Electric PLC	13,800	107,709
USS Co. Ltd.	15,300	315,037
WABCO Holdings, Inc. (a)	1,362	187,915

		$3,020,622
Biotechnology - 0.4%
Bio-Techne Corp.	1,414	$199,855

Brokerage & Asset Managers - 1.7%
Invesco Ltd.	9,377	$305,127
NASDAQ, Inc.	4,192	338,504
Rathbone Brothers PLC	5,587	200,290

		$843,921
Business Services - 10.8%
Ahlsell AB	50,626	$321,902
Asiakastieto Group Oyj	10,078	314,756

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Auto Trader Group PLC	46,191	$231,548
Brenntag AG	1,873	117,093
Bunzl PLC	20,784	558,216
Cerved Information Solutions S.p.A.	25,187	324,369
Cielo S.A.	12,680	94,468
CoStar Group, Inc. (a)	583	199,462
Diploma PLC	7,977	120,096
Fiserv, Inc. (a)	2,172	311,443
FleetCor Technologies, Inc. (a)	1,794	358,674
Global Payments, Inc.	4,499	510,142
Plastic Omnium SA	4,273	200,325
Total System Services, Inc.	4,849	426,469
WNS (Holdings) Ltd., ADR (a)	5,622	252,990
Worldpay, Inc. (a)	3,802	309,026
Yext, Inc. (a)(l)	18,776	238,455
Zendesk, Inc. (a)	11,949	515,958

		$5,405,392
Computer Software - 3.6%
8x8, Inc. (a)	11,253	$205,367
Cadence Design Systems, Inc. (a)	7,866	304,965
OBIC Business Consultants Co. Ltd.	5,900	345,893
OBIC Co. Ltd.	8,200	678,601
RingCentral, Inc. (a)	3,986	249,723

		$1,784,549
Computer Software - Systems - 3.5%
Amadeus IT Group S.A.	6,122	$449,323
Interxion Holding N.V. (a)	4,211	237,079
Linx S.A.	14,300	83,592
NICE Systems Ltd., ADR (a)	5,766	556,938
SS&C Technologies Holdings, Inc.	8,403	416,116

		$1,743,048
Conglomerates - 0.3%
DCC PLC	1,738	$157,869

Construction - 2.2%
GMS, Inc. (a)	12,464	$385,886
Siteone Landscape Supply, Inc. (a)	3,186	219,324
Somfy SA	1,635	177,707
Techtronic Industries Co. Ltd.	30,500	189,070
Volution Group PLC	48,122	139,124

		$1,111,111

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.8%
Dabur India Ltd.	28,304	$140,585
Mitsubishi Pencil Co. Ltd.	10,700	240,998

		$381,583
Consumer Services - 3.5%
51job, Inc., ADR (a)	5,008	$327,874
Asante, Inc.	17,300	312,369
Bright Horizons Family Solutions, Inc. (a)	5,104	487,789
China Maple Leaf Educational Systems	286,000	361,489
Heian Ceremony Service Co.	27,300	234,121

		$1,723,642
Containers - 2.9%
Berry Global Group, Inc. (a)	7,065	$384,336
Fuji Seal International, Inc.	18,600	599,834
Gerresheimer AG	2,922	223,681
Mayr-Melnhof Karton AG	1,583	238,414

		$1,446,265
Electrical Equipment - 4.7%
AMETEK, Inc.	5,135	$388,925
HD Supply Holdings, Inc. (a)	9,508	344,665
IMI PLC	5,309	89,077
Littlefuse, Inc.	1,901	394,457
Sensata Technologies Holding B.V. (a)	8,894	470,137
TE Connectivity Ltd.	4,436	457,307
WESCO International, Inc. (a)	3,535	220,054

		$2,364,622
Electronics - 0.9%
Analog Devices, Inc.	2,580	$232,587
Inphi Corp. (a)	8,254	229,049

		$461,636
Entertainment - 0.8%
Live Nation, Inc. (a)	8,794	$393,971

Food & Beverages - 3.4%
Bakkafrost P/f	8,892	$448,612
Blue Buffalo Pet Products, Inc. (a)	2,494	99,910
Cranswick PLC	6,786	284,522
Greencore Group PLC	95,569	233,087
Grupo Lala S.A.B. de C.V.	64,179	94,001
M. Dias Branco S.A. Industria e Comercio de Alimentos	11,700	215,594

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
S Foods, Inc.	7,800	$309,130

		$1,684,856
Food & Drug Stores - 1.0%
Booker Group PLC	162,096	$504,723

Forest & Paper Products - 0.7%
Fibria Celulose S.A.	19,300	$366,575

Furniture & Appliances - 0.6%
SEB S.A.	1,573	$321,617

Gaming & Lodging - 1.8%
Dalata Hotel Group PLC	51,633	$377,953
Paddy Power Betfair PLC	2,743	317,438
Shangri-La Asia Ltd.	80,000	178,763

		$874,154
General Merchandise - 1.3%
B&M European Value Retail S.A.	34,471	$194,924
Dollar Tree, Inc. (a)	2,108	216,365
Dollarama, Inc.	2,116	246,279

		$657,568
Insurance - 0.5%
Sony Financial Holdings, Inc.	12,400	$230,279

Internet - 3.5%
GrubHub, Inc. (a)	3,181	$316,223
LogMeIn, Inc.	4,706	543,778
Rightmove PLC	8,233	483,935
ZPG PLC	84,529	393,334

		$1,737,270
Leisure & Toys - 0.3%
Thule Group AB	7,555	$163,390

Machinery & Tools - 3.5%
Daikin Industries Ltd.	2,200	$258,651
Nissei ASB Machine Co. Ltd.	9,700	731,617
Ritchie Bros. Auctioneers, Inc.	8,965	290,376
Shima Seiki MFG Ltd.	4,000	262,866
Spirax Sarco Engineering PLC	2,751	215,685

		$1,759,195

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 2.8%
Capital Senior Living Corp. (a)	10,716	$126,342
ICON PLC (a)	4,520	512,161
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	386,968	379,968
Syneos Health, Inc. (a)	9,038	378,692

		$1,397,163
Medical Equipment - 4.9%
ConvaTec Group PLC	44,857	$126,669
DexCom, Inc. (a)	4,920	276,209
Fukuda Denshi Co. Ltd.	6,400	472,251
Nakanishi, Inc.	3,000	165,474
PerkinElmer, Inc.	4,679	357,195
QIAGEN N.V. (a)	8,950	301,615
Sonova Holding AG	589	92,399
Steris PLC	4,706	429,658
Techno Medica Co. Ltd.	10,500	196,871

		$2,418,341
Natural Gas - Pipeline - 0.3%
EQT Midstream Partners LP	2,215	$136,267

Oil Services - 0.8%
Aker Solutions ASA	34,057	$191,028
Liberty Oilfield Services, Inc. (a)	10,519	195,548

		$386,576
Other Banks & Diversified Financials - 2.8%
AEON Thana Sinsap Public Co. Ltd.	64,900	$361,819
Bank of the Ozarks, Inc.	4,272	213,130
First Republic Bank	2,232	207,130
Wintrust Financial Corp.	4,297	363,139
Zions Bancorporation	4,644	255,281

		$1,400,499
Pharmaceuticals - 0.3%
Genomma Lab Internacional S.A., “B” (a)	133,566	$144,473

Pollution Control - 0.5%
Clean Harbors, Inc. (a)	4,826	$240,962

Railroad & Shipping - 1.3%
DFDS A/S	4,197	$230,637
DP World Ltd.	8,879	217,092
GMexico Transportes S.A.B. de C.V	56,400	92,361

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - continued
StealthGas, Inc. (a)	23,034	$96,973

		$637,063
Real Estate - 4.9%
Atrium European Real Estate Ltd.	46,935	$233,848
Big Yellow Group PLC, REIT	19,920	227,092
Concentradora Fibra Danhos S.A. de C.V., REIT	113,062	182,632
Fibra Uno Administracion S.A.	103,185	145,494
Hibernia PLC, REIT	77,343	133,989
LEG Immobilien AG	2,031	211,603
Medical Properties Trust, Inc., REIT	11,004	134,909
OUTFRONT Media, Inc., REIT	7,225	148,185
PLA Administratora Industrial, S.A. de R.L. de C.V.	115,166	172,651
STAG Industrial, Inc., REIT	15,086	343,508
Store Capital Corp., REIT	15,457	368,495
Unite Group PLC, REIT	14,447	151,232

		$2,453,638
Restaurants - 3.4%
Aramark	6,390	$266,527
Dave & Buster’s, Inc. (a)	8,244	369,084
Performance Food Group Co. (a)	14,308	438,540
Sodexo	902	110,753
U.S. Foods Holding Corp. (a)	14,959	499,481

		$1,684,385
Special Products & Services - 0.4%
Boyd Group Income Fund, IEU	2,607	$214,947

Specialty Chemicals - 4.6%
Axalta Coating Systems Ltd. (a)	8,042	$247,693
Borregaard ASA	30,312	283,449
Croda International PLC	7,046	446,149
Ferro Corp. (a)	10,817	231,376
IMCD Group NV	2,525	161,620
RPM International, Inc.	4,153	206,695
Symrise AG	4,481	364,302
Taisei Lamick Co. Ltd.	5,900	174,668
Univar, Inc. (a)	6,933	199,740

		$2,315,692
Specialty Stores - 2.5%
Dufry AG (a)	2,388	$342,275
Just Eat PLC (a)	18,310	219,728
Michaels Co., Inc. (a)	10,289	236,750

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Tractor Supply Co.	4,939	$320,689
XXL ASA	10,926	124,314

		$1,243,756
Telephone Services - 0.4%
TDC A.S.	22,429	$182,825

Trucking - 2.0%
SG Holdings Co. Ltd.	18,900	$406,892
Yamato Holdings Co. Ltd.	23,200	578,342

		$985,234
Total Common Stocks (Identified Cost, $37,147,935)		$47,266,531

Preferred Stocks - 0.2%
Specialty Chemicals - 0.2%
Fuchs Petrolub SE (Identified Cost, $67,854)	2,040	$116,127

Investment Companies (h) - 5.2%
Money Market Funds - 5.2%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $2,588,544)	2,588,893	$2,588,634

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j) (Identified Cost, $41,168)	41,168	$41,168

Other Assets, Less Liabilities - (0.4)%		(192,073)
Net Assets - 100.0%		$49,820,387

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,588,634 and $47,423,826, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $39,459 of securities on loan (identified cost, $37,256,957)	$47,423,826
Investments in affiliated issuers, at value (identified cost, $2,588,544)	2,588,634
Foreign currency, at value (identified cost, $4,532)	4,525
Receivables for
Investments sold	28,394
Fund shares sold	114,004
Interest and dividends	33,956
Receivable from investment adviser	11,414
Other assets	46,972
Total assets	$50,251,725
Liabilities
Payables for
Investments purchased	$266,213
Fund shares reacquired	45,502
Collateral for securities loaned, at value	41,168
Payable to affiliates
Shareholder servicing costs	11,907
Distribution and service fees	489
Payable for independent Trustees’ compensation	14
Deferred country tax expense payable	22,430
Accrued expenses and other liabilities	43,615
Total liabilities	$431,338
Net assets	$49,820,387
Net assets consist of
Paid-in capital	$38,234,254
Unrealized appreciation (depreciation) (net of $22,430 deferred country tax)	10,145,142
Accumulated net realized gain (loss)	1,570,833
Accumulated net investment loss	(129,842)
Net assets	$49,820,387
Shares of beneficial interest outstanding	2,509,682

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,580,656	482,941	$19.84
Class B	1,736,369	91,754	18.92
Class C	5,255,595	277,734	18.92
Class I	27,314,026	1,361,391	20.06
Class R1	68,582	3,626	18.91
Class R2	195,620	10,010	19.54
Class R3	133,853	6,750	19.83
Class R4	69,362	3,454	20.08
Class R6	5,466,324	272,022	20.10

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.05 [100 / 94.25 x $19.84]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$191,826
Dividends from affiliated issuers	6,231
Income on securities loaned	1,857
Foreign taxes withheld	(9,901)
Total investment income	$190,013
Expenses
Management fee	$206,869
Distribution and service fees	45,431
Shareholder servicing costs	23,595
Administrative services fee	8,681
Independent Trustees’ compensation	596
Custodian fee	12,064
Shareholder communications	8,555
Audit and tax fees	28,606
Legal fees	291
Registration fees	59,319
Miscellaneous	8,449
Total expenses	$402,456
Reduction of expenses by investment adviser and distributor	(94,169)
Net expenses	$308,287
Net investment income (loss)	$(118,274)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,973,125
Affiliated issuers	(29)
Foreign currency	5,950
Net realized gain (loss)	$1,979,046
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $20,122 increase in deferred country tax)	$2,595,006
Affiliated issuers	84
Translation of assets and liabilities in foreign currencies	505
Net unrealized gain (loss)	$2,595,595
Net realized and unrealized gain (loss)	$4,574,641
Change in net assets from operations	$4,456,367

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$(118,274)	$(40,106)
Net realized gain (loss)	1,979,046	1,327,977
Net unrealized gain (loss)	2,595,595	3,201,211
Change in net assets from operations	$4,456,367	$4,489,082
Distributions declared to shareholders
From net investment income	$—	$(59,859)
From net realized gain	(1,220,716)	—
Total distributions declared to shareholders	$(1,220,716)	$(59,859)
Change in net assets from fund share transactions	$9,664,579	$6,930,132
Total change in net assets	$12,900,230	$11,359,355
Net assets
At beginning of period	36,920,157	25,560,802
At end of period (including accumulated net investment loss of $129,842 and accumulated distributions in excess of net investment income of $11,568)	$49,820,387	$36,920,157

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.31		$15.69	$14.85	$15.58	$14.64	$12.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.02)	$0.01	$(0.02)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	2.17		2.66	0.84	(0.06)	1.48	2.85
Total from investment operations	$2.11		$2.64	$0.85	$(0.08)	$1.43	$2.82
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.01)	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$(0.02)	$(0.01)	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$19.84		$18.31	$15.69	$14.85	$15.58	$14.64
Total return (%) (r)(s)(t)(x)	11.66	(n)	16.85	5.75	(0.30)	9.84	23.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.33	2.35	2.34	2.27	3.08
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.50	1.49
Net investment income (loss)	(0.60	)(a)(l)	(0.15)	0.07	(0.17)	(0.33)	(0.19)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$9,581		$7,893	$11,699	$14,144	$16,309	$13,661
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.55		$15.13	$14.42	$15.26	$14.46	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.13)	$(0.09)	$(0.13)	$(0.16)	$(0.14)
Net realized and unrealized gain (loss)	2.07		2.55	0.80	(0.06)	1.45	2.84
Total from investment operations	$1.95		$2.42	$0.71	$(0.19)	$1.29	$2.70
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$—	$—	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$18.92		$17.55	$15.13	$14.42	$15.26	$14.46
Total return (%) (r)(s)(t)(x)	11.24	(n)	15.99	4.92	(1.05)	8.98	22.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	3.07	3.09	3.08	3.02	4.11
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	2.25
Net investment income (loss)	(1.34	)(a)(l)	(0.83)	(0.62)	(0.90)	(1.06)	(1.00)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$1,736		$1,513	$1,188	$769	$522	$447

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.55		$15.13	$14.42	$15.26	$14.46	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.13)	$(0.09)	$(0.13)	$(0.16)	$(0.13)
Net realized and unrealized gain (loss)	2.07		2.55	0.80	(0.06)	1.45	2.83
Total from investment operations	$1.95		$2.42	$0.71	$(0.19)	$1.29	$2.70
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$—	$—	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$18.92		$17.55	$15.13	$14.42	$15.26	$14.46
Total return (%) (r)(s)(t)(x)	11.24	(n)	15.99	4.92	(1.05)	8.98	22.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	3.08	3.09	3.08	3.02	3.92
Expenses after expense reductions (f)	2.25	(a)	2.25	2.24	2.24	2.24	2.23
Net investment income (loss)	(1.34	)(a)(l)	(0.84)	(0.64)	(0.91)	(1.05)	(0.95)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$5,256		$4,944	$5,017	$4,737	$4,681	$2,298

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.49		$15.86	$15.00	$15.69	$14.71	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.04	$0.07	$0.01	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	2.19		2.67	0.82	(0.05)	1.48	2.87
Total from investment operations	$2.15		$2.71	$0.89	$(0.04)	$1.47	$2.87
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.03)	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$(0.08)	$(0.03)	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$20.06		$18.49	$15.86	$15.00	$15.69	$14.71
Total return (%) (r)(s)(t)(x)	11.76	(n)	17.20	5.98	(0.03)	10.07	24.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	2.06	2.06	2.08	2.02	3.16
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	(0.36	)(a)(l)	0.21	0.44	0.08	(0.09)	(0.01)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$27,314		$17,606	$5,052	$4,596	$4,808	$4,873

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.55		$15.13	$14.42	$15.26	$14.46	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.14)	$(0.10)	$(0.13)	$(0.16)	$(0.14)
Net realized and unrealized gain (loss)	2.06		2.56	0.81	(0.06)	1.45	2.84
Total from investment operations	$1.94		$2.42	$0.71	$(0.19)	$1.29	$2.70
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$—	$—	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$18.91		$17.55	$15.13	$14.42	$15.26	$14.46
Total return (%) (r)(s)(t)(x)	11.19	(n)	15.99	4.92	(1.05)	8.98	22.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	3.08	3.12	3.08	3.02	4.19
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	2.25
Net investment income (loss)	(1.34	)(a)(l)	(0.86)	(0.70)	(0.92)	(1.07)	(1.03)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$69		$62	$66	$287	$290	$147

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.06		$15.50	$14.71	$15.47	$14.58	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.05)	$(0.03)	$(0.06)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss)	2.14		2.62	0.82	(0.05)	1.47	2.85
Total from investment operations	$2.06		$2.57	$0.79	$(0.11)	$1.38	$2.78
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$(0.01)	$—	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$19.54		$18.06	$15.50	$14.71	$15.47	$14.58
Total return (%) (r)(s)(t)(x)	11.54	(n)	16.58	5.37	(0.50)	9.53	23.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.57	2.59	2.58	2.52	3.68
Expenses after expense reductions (f)	1.75	(a)	1.75	1.75	1.75	1.75	1.75
Net investment income (loss)	(0.85	)(a)(l)	(0.32)	(0.17)	(0.42)	(0.57)	(0.53)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$196		$115	$89	$188	$184	$153

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.30		$15.70	$14.85	$15.58	$14.64	$12.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.02)	$0.01	$(0.02)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	2.17		2.66	0.84	(0.06)	1.48	2.86
Total from investment operations	$2.11		$2.64	$0.85	$(0.08)	$1.43	$2.82
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$(0.04)	$—	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$19.83		$18.30	$15.70	$14.85	$15.58	$14.64
Total return (%) (r)(s)(t)(x)	11.66	(n)	16.87	5.72	(0.30)	9.84	23.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.32	2.34	2.33	2.27	3.43
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.50	1.50
Net investment income (loss)	(0.60	)(a)(l)	(0.13)	0.07	(0.17)	(0.34)	(0.28)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$134		$116	$80	$181	$175	$158

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.50		$15.87	$15.00	$15.69	$14.71	$12.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.03	$0.05	$0.01	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	2.19		2.67	0.83	(0.05)	1.48	2.86
Total from investment operations	$2.16		$2.70	$0.88	$(0.04)	$1.47	$2.86
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.01)	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	(0.19)
Total distributions declared to shareholders	$(0.58)		$(0.07)	$(0.01)	$(0.65)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$20.08		$18.50	$15.87	$15.00	$15.69	$14.71
Total return (%) (r)(s)(t)(x)	11.81	(n)	17.11	5.91	(0.03)	10.07	24.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	2.08	2.09	2.09	2.02	3.19
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	(0.35	)(a)(l)	0.18	0.30	0.08	(0.08)	(0.03)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$69		$62	$53	$164	$164	$149

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17	8/31/16	8/31/15	8/31/14	8/31/13 (i)
	(unaudited)

Net asset value, beginning of period	$18.51		$15.87	$15.03	$15.70	$14.71	$12.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.03	$0.07	$0.03	$0.00 (w)	$(0.00	)(w)
Net realized and unrealized gain (loss)	2.19		2.70	0.84	(0.05)	1.48	2.03	(g)
Total from investment operations	$2.17		$2.73	$0.91	$(0.02)	$1.48	$2.03
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.07)	$—	$—	$—
From net realized gain	(0.58)		—	—	(0.65)	(0.49)	—
Total distributions declared to shareholders	$(0.58)		$(0.09)	$(0.07)	$(0.65)	$(0.49)	$—
Net asset value, end of period (x)	$20.10		$18.51	$15.87	$15.03	$15.70	$14.71
Total return (%) (r)(s)(t)(x)	11.86	(n)	17.31	6.06	0.10	10.14	16.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.97	1.98	1.98	1.92	2.79	(a)
Expenses after expense reductions (f)	1.16	(a)	1.15	1.13	1.15	1.14	1.22	(a)
Net investment income (loss)	(0.26	)(a)(l)	0.21	0.44	0.19	0.03	(0.04	)(a)
Portfolio turnover	18	(n)	37	37	35	53	39
Net assets at end of period (000 omitted)	$5,466		$4,609	$2,317	$128	$128	$116

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality,

26

Notes to Financial Statements (unaudited) – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

27

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Financial Instruments
Equity Securities:
United States	$20,777,023	$—	$—	$20,777,023
Japan	641,012	6,852,458	—	7,493,470
United Kingdom	732,748	4,364,516	—	5,097,264
Germany	417,742	1,486,847	—	1,904,589
Norway	—	1,047,403	—	1,047,403
France	—	1,003,065	—	1,003,065
Mexico	831,613	—	—	831,613
Ireland	511,943	317,438	—	829,381
Brazil	760,228	—	—	760,228
Other Countries	2,938,129	4,700,493	—	7,638,622
Mutual Funds	2,629,802	—	—	2,629,802
Total	$30,240,240	$19,772,220	$—	$50,012,460

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $17,204,783 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are

28

Notes to Financial Statements (unaudited) – continued

collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $39,459. The fair value of the fund’s investment securities on loan and a related liability of $41,168 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$59,859

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$40,111,332
Gross appreciation	10,749,903
Gross depreciation	(848,775)
Net unrealized appreciation (depreciation)	$9,901,128

As of 8/31/17
Undistributed ordinary income	140,565
Undistributed long-term capital gain	932,305
Late year ordinary loss deferral	(10,718)
Other temporary differences	5,391
Net unrealized appreciation (depreciation)	7,282,939

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17
Class A	$—	$14,293	$257,614	$—
Class B	—	—	48,962	—
Class C	—	—	161,786	—
Class I	—	31,973	597,084	—
Class R1	—	—	2,035	—
Class R2	—	47	3,041	—
Class R3	—	214	3,772	—
Class R4	—	243	1,943	—
Class R6	—	13,089	144,479	—
Total	$—	$59,859	$1,220,716	$—

31

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $1,824, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.97% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, this reduction amounted to $92,149, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,908 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$10,867
Class B	0.75%	0.25%	1.00%	1.00%	7,920
Class C	0.75%	0.25%	1.00%	1.00%	25,868
Class R1	0.75%	0.25%	1.00%	1.00%	327
Class R2	0.25%	0.25%	0.50%	0.50%	292
Class R3	—	0.25%	0.25%	0.25%	157
Total Distribution and Service Fees					$45,431

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $134, $30, and $32 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$61
Class B	2,001
Class C	446

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $3,821, which equated to 0.0180% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,774.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

33

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0409% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $31 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 2,470 shares of Class I for an aggregate amount of $40,750.

At February 28, 2018, MFS held approximately 99%, 52%, and 100% of the outstanding shares of Class R1, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $13,989,133 and $7,651,070, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	88,092	$1,710,332	88,458	$1,456,016
Class B	10,417	196,731	15,966	256,375
Class C	24,944	462,342	38,470	617,755
Class I	643,097	12,756,527	901,999	15,445,210
Class R1	—	—	10	162
Class R2	4,609	92,450	763	12,159
Class R3	372	7,175	2,275	39,470
Class R4	167	3,399	—	—
Class R6	56,378	1,100,566	135,405	2,399,263
	828,076	$16,329,522	1,183,346	$20,226,410

Shares issued to shareholders in reinvestment of distributions
Class A	13,513	$257,015	913	$14,271
Class B	2,695	48,962	—	—
Class C	8,904	161,786	—	—
Class I	31,066	597,084	2,029	31,973
Class R1	113	2,035	—	—
Class R2	162	3,041	3	47
Class R3	198	3,772	14	214
Class R4	101	1,943	16	243
Class R6	3,791	72,969	19	306
	60,543	$1,148,607	2,994	$47,054

Shares reacquired
Class A	(49,785)	$(964,765)	(404,026)	$(6,520,285)
Class B	(7,529)	(137,379)	(8,306)	(129,365)
Class C	(37,770)	(704,241)	(88,368)	(1,409,046)
Class I	(265,101)	(5,249,386)	(270,179)	(4,704,824)
Class R1	—	(2)	(886)	(13,503)
Class R2	(1,145)	(21,172)	(92)	(1,588)
Class R3	(153)	(3,040)	(1,058)	(17,688)
Class R4	(167)	(3,437)	—	—
Class R6	(37,193)	(730,128)	(32,359)	(547,033)
	(398,843)	$(7,813,550)	(805,274)	$(13,343,332)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	51,820	$1,002,582	(314,655)	$(5,049,998)
Class B	5,583	108,314	7,660	127,010
Class C	(3,922)	(80,113)	(49,898)	(791,291)
Class I	409,062	8,104,225	633,849	10,772,359
Class R1	113	2,033	(876)	(13,341)
Class R2	3,626	74,319	674	10,618
Class R3	417	7,907	1,231	21,996
Class R4	101	1,905	16	243
Class R6	22,976	443,407	103,065	1,852,536
	489,776	$9,664,579	381,066	$6,930,132

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $109 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio		260,547	12,235,933	(9,907,587)	2,588,893

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(29)	$84	$—	$6,231	$2,588,634

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Mid Cap Growth Fund

OTC-SEM

MFS® Mid Cap Growth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.9%
PerkinElmer, Inc.	2.5%
NVIDIA Corp.	2.3%
Netflix, Inc	2.2%
AMETEK, Inc.	2.2%
Global Payments, Inc.	2.1%
Amphenol Corp., “A”	1.9%
Roper Technologies, Inc.	1.9%
Take-Two Interactive Software, Inc.	1.8%
Electronic Arts, Inc.	1.8%

Equity sectors
Technology	16.5%
Industrial Goods & Services	14.8%
Special Products & Services	14.3%
Leisure	12.0%
Health Care	10.1%
Autos & Housing	9.1%
Financial Services	6.5%
Consumer Staples	4.7%
Retailing	3.7%
Basic Materials	2.7%
Utilities & Communications	1.5%
Transportation	1.3%
Energy	0.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	1.16%	$1,000.00	$1,109.62	$6.07
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
B	Actual	1.91%	$1,000.00	$1,105.83	$9.97
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
C	Actual	1.92%	$1,000.00	$1,105.77	$10.02
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
I	Actual	0.92%	$1,000.00	$1,111.32	$4.82
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R1	Actual	1.92%	$1,000.00	$1,105.52	$10.02
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
R2	Actual	1.42%	$1,000.00	$1,108.17	$7.42
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R3	Actual	1.17%	$1,000.00	$1,110.27	$6.12
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R4	Actual	0.92%	$1,000.00	$1,110.67	$4.81
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R6	Actual	0.81%	$1,000.00	$1,111.41	$4.24
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
529A	Actual	1.18%	$1,000.00	$1,109.48	$6.17
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
529B	Actual	1.97%	$1,000.00	$1,105.20	$10.28
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
529C	Actual	1.96%	$1,000.00	$1,105.95	$10.23
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.04% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 4.0%
Curtiss-Wright Corp.	92,881	$12,537,077
FLIR Systems, Inc.	387,121	19,007,641
Harris Corp.	292,438	45,664,194
Leidos Holdings, Inc.	414,541	26,244,591
TransDigm Group, Inc.	20,744	5,980,703

		$109,434,206
Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A”	185,015	$39,867,032

Automotive - 3.3%
CoPart, Inc. (a)	908,200	$42,512,842
LKQ Corp. (a)	247,513	9,771,813
WABCO Holdings, Inc. (a)	283,593	39,127,326

		$91,411,981
Biotechnology - 1.1%
Biomarin Pharmaceutical, Inc. (a)	277,302	$22,508,603
Bio-Techne Corp.	48,799	6,897,251

		$29,405,854
Broadcasting - 2.3%
Netflix, Inc. (a)	211,808	$61,716,615

Brokerage & Asset Managers - 3.7%
Apollo Global Management LLC, “A”	651,491	$21,368,905
E*TRADE Financial Corp. (a)	616,155	32,181,776
NASDAQ, Inc.	600,742	48,509,916

		$102,060,597
Business Services - 11.4%
CoStar Group, Inc. (a)	53,390	$18,266,321
Fidelity National Information Services, Inc.	338,944	32,938,578
Fiserv, Inc. (a)	312,426	44,798,764
FleetCor Technologies, Inc. (a)	141,223	28,234,714
Global Payments, Inc.	507,698	57,567,876
MSCI, Inc.	46,582	6,592,285
TransUnion (a)	434,638	24,804,791
Tyler Technologies, Inc. (a)	95,741	19,445,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Verisk Analytics, Inc., “A” (a)	365,086	$37,308,138
Worldpay, Inc. (a)	534,826	43,470,657

		$313,428,079
Chemicals - 0.7%
Ingevity Corp. (a)	267,966	$20,073,333

Computer Software - 4.5%
Autodesk, Inc. (a)	371,114	$43,594,762
Cadence Design Systems, Inc. (a)	1,207,941	46,831,872
PTC, Inc. (a)	448,172	33,057,167

		$123,483,801
Computer Software - Systems - 5.1%
Constellation Software, Inc.	13,317	$8,619,831
Guidewire Software, Inc. (a)	225,290	18,095,293
NICE Systems Ltd., ADR (a)	210,314	20,314,229
ServiceNow, Inc. (a)	197,882	31,860,981
Square, Inc., “A” (a)	278,883	12,842,562
SS&C Technologies Holdings, Inc.	949,746	47,031,422

		$138,764,318
Construction - 5.8%
Armstrong World Industries, Inc. (a)	241,332	$14,552,320
Lennox International, Inc.	150,831	30,864,548
Pool Corp.	231,380	31,937,381
Siteone Landscape Supply, Inc. (a)	658,070	45,301,539
Vulcan Materials Co.	305,973	36,022,201

		$158,677,989
Consumer Products - 0.6%
Scotts Miracle-Gro Co.	190,272	$17,094,036

Consumer Services - 2.9%
Bright Horizons Family Solutions, Inc. (a)	830,540	$79,374,708

Containers - 0.7%
CCL Industries, Inc.	364,590	$18,147,104

Electrical Equipment - 6.4%
AMETEK, Inc.	813,880	$61,643,271
Amphenol Corp., “A”	577,211	52,751,313
Littlefuse, Inc.	128,823	26,730,773
Mettler-Toledo International, Inc. (a)	55,964	34,486,136

		$175,611,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 5.1%
Mercury Systems, Inc. (a)	13,611	$625,698
Monolithic Power Systems, Inc.	335,722	39,299,617
NVIDIA Corp.	258,535	62,565,470
Silicon Laboratories, Inc. (a)	401,408	37,531,648

		$140,022,433
Energy - Independent - 0.9%
Energen Corp. (a)	201,738	$11,037,086
Parsley Energy, Inc., “A” (a)	251,417	6,355,822
RSP Permian, Inc. (a)	169,870	6,507,719

		$23,900,627
Entertainment - 1.2%
Six Flags Entertainment Corp.	526,315	$33,731,528

Food & Beverages - 2.6%
Blue Buffalo Pet Products, Inc. (a)	796,505	$31,907,990
Chr. Hansen Holding A.S.	241,897	20,114,253
Monster Worldwide, Inc. (a)	323,976	20,530,359

		$72,552,602
Gaming & Lodging - 2.6%
MGM Mirage	984,944	$33,714,633
Paddy Power Betfair PLC	101,213	11,713,038
Vail Resorts, Inc.	131,865	27,147,047

		$72,574,718
General Merchandise - 1.7%
Dollar Tree, Inc. (a)	225,281	$23,122,842
Five Below, Inc. (a)	349,023	23,332,187

		$46,455,029
Insurance - 1.3%
Aon PLC	252,043	$35,366,674

Internet - 1.9%
LogMeIn, Inc.	320,303	$37,011,012
Match Group, Inc. (a)(l)	164,225	6,577,211
Wix.com Ltd. (a)	101,635	7,627,707

		$51,215,930
Leisure & Toys - 3.7%
Electronic Arts, Inc. (a)	409,634	$50,671,726
Take-Two Interactive Software, Inc. (a)	453,305	50,711,230

		$101,382,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 3.9%
Colfax Corp. (a)	393,527	$12,510,223
Gardner Denver Holdings, Inc. (a)	398,881	12,768,181
Roper Technologies, Inc.	185,362	50,991,233
SPX FLOW, Inc. (a)	175,028	8,534,365
Xylem, Inc.	292,547	21,818,155

		$106,622,157
Medical & Health Technology & Services - 1.1%
Healthcare Services Group, Inc.	13,946	$633,567
Henry Schein, Inc. (a)	138,800	9,187,172
ICON PLC (a)	180,198	20,418,235

		$30,238,974
Medical Equipment - 7.9%
Abiomed, Inc. (a)	23,865	$6,400,116
Align Technology, Inc. (a)	114,453	30,046,201
Cooper Cos., Inc.	106,505	24,551,533
DexCom, Inc. (a)	107,650	6,043,471
Edwards Lifesciences Corp. (a)	154,817	20,694,388
Integra LifeSciences Holdings Corp. (a)	79,441	4,188,924
Nevro Corp. (a)	55,149	4,473,687
PerkinElmer, Inc.	884,673	67,535,937
QIAGEN N.V. (a)	518,343	17,468,159
Steris PLC	382,091	34,884,908

		$216,287,324
Other Banks & Diversified Financials - 0.7%
First Republic Bank	208,596	$19,357,709

Pollution Control - 0.5%
Clean Harbors, Inc. (a)	292,343	$14,596,686

Printing & Publishing - 0.6%
IHS Markit Ltd. (a)	352,450	$16,582,772

Railroad & Shipping - 1.3%
Kansas City Southern Co.	358,992	$36,990,536

Real Estate - 0.7%
Extra Space Storage, Inc., REIT	238,057	$20,246,748

Restaurants - 1.6%
Aramark	558,077	$23,277,392
Domino’s Pizza, Inc.	44,874	9,980,426
Dunkin Brands Group, Inc.	160,955	9,639,595

		$42,897,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 1.3%
Axalta Coating Systems Ltd. (a)	616,224	$18,979,699
Univar, Inc. (a)	611,428	17,615,241

		$36,594,940
Specialty Stores - 2.0%
Lululemon Athletica, Inc. (a)	146,209	$11,857,550
O’Reilly Automotive, Inc. (a)	60,569	14,790,344
Ross Stores, Inc.	232,467	18,153,348
Tractor Supply Co.	141,434	9,183,310

		$53,984,552
Telecommunications - Wireless - 1.5%
SBA Communications Corp., REIT (a)	257,989	$40,573,930
Total Common Stocks (Identified Cost, $1,842,154,203)		$2,690,727,384

Investment Companies (h) - 1.7%
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $47,193,678)	47,200,042	$47,195,322

Collateral for Securities Loaned - 0.2%
JPMorgan U.S. Government Money Market Fund, 1.26% (j) (Identified Cost, $6,051,150)	6,051,150	$6,051,150

Other Assets, Less Liabilities - (0.0)%		(263,600)
Net Assets - 100.0%		$2,743,710,256

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $47,195,322 and $2,696,778,534, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $5,915,385 of securities on loan (identified cost, $1,848,205,353)	$2,696,778,534
Investments in affiliated issuers, at value (identified cost, $47,193,678)	47,195,322
Cash	185,223
Receivables for
Investments sold	5,861,015
Fund shares sold	4,557,802
Interest and dividends	1,397,574
Other assets	9,365
Total assets	$2,755,984,835
Liabilities
Payables for
Investments purchased	$177,315
Fund shares reacquired	5,280,580
Collateral for securities loaned, at value	6,051,150
Payable to affiliates
Investment adviser	109,910
Shareholder servicing costs	595,303
Distribution and service fees	12,876
Program manager fee	23
Payable for independent Trustees’ compensation	28,004
Accrued expenses and other liabilities	19,418
Total liabilities	$12,274,579
Net assets	$2,743,710,256
Net assets consist of
Paid-in capital	$1,927,847,751
Unrealized appreciation (depreciation)	848,593,675
Accumulated distributions in excess of net realized gain	(28,387,452)
Accumulated net investment loss	(4,343,718)
Net assets	$2,743,710,256
Shares of beneficial interest outstanding	159,306,164

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$655,200,969	39,348,217	$16.65
Class B	16,883,679	1,217,681	13.87
Class C	63,936,754	4,751,890	13.46
Class I	193,747,438	11,006,008	17.60
Class R1	2,435,579	176,472	13.80
Class R2	6,956,195	442,165	15.73
Class R3	62,631,384	3,784,338	16.55
Class R4	37,992,486	2,208,250	17.20
Class R6	1,695,648,374	95,825,220	17.70
Class 529A	5,883,163	364,002	16.16
Class 529B	250,789	18,532	13.53
Class 529C	2,143,446	163,389	13.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.67 [100 / 94.25 x $16.65] and $17.15 [100 / 94.25 x $16.16], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$7,346,067
Dividends from affiliated issuers	378,100
Income on securities loaned	12,552
Interest	173
Foreign taxes withheld	(45,949)
Total investment income	$7,690,943
Expenses
Management fee	$9,066,712
Distribution and service fees	1,250,088
Shareholder servicing costs	1,275,988
Program manager fees	2,925
Administrative services fee	194,566
Independent Trustees’ compensation	21,748
Custodian fee	77,199
Shareholder communications	68,484
Audit and tax fees	27,992
Legal fees	11,718
Miscellaneous	132,000
Total expenses	$12,129,420
Fees paid indirectly	(1,147)
Reduction of expenses by investment adviser and distributor	(120,576)
Net expenses	$12,007,697
Net investment income (loss)	$(4,316,754)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$160,858,134
Affiliated issuers	(4,756)
Foreign currency	(6,907)
Net realized gain (loss)	$160,846,471
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$108,937,421
Affiliated issuers	(2,451)
Translation of assets and liabilities in foreign currencies	2,045
Net unrealized gain (loss)	$108,937,015
Net realized and unrealized gain (loss)	$269,783,486
Change in net assets from operations	$265,466,732

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$(4,316,754)	$(4,203,903)
Net realized gain (loss)	160,846,471	66,449,626
Net unrealized gain (loss)	108,937,015	276,545,962
Change in net assets from operations	$265,466,732	$338,791,685
Distributions declared to shareholders
From net realized gain	$(200,632,417)	$(104,568,995)
Change in net assets from fund share transactions	$339,440,123	$95,382,592
Total change in net assets	$404,274,438	$329,605,282
Net assets
At beginning of period	2,339,435,818	2,009,830,536
At end of period (including accumulated net investment loss of $4,343,718 and $26,964, respectively)	$2,743,710,256	$2,339,435,818
See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$16.34		$14.82		$14.40	$14.41	$11.86	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.06	)(c)	$(0.06)	$(0.10)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	1.77		2.36		0.88	1.07	2.64	2.32
Total from investment operations	$1.72		$2.30		$0.82	$0.97	$2.55	$2.29
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$16.65		$16.34		$14.82	$14.40	$14.41	$11.86
Total return (%) (r)(s)(t)(x)	10.96	(n)	16.44	(c)	5.87	7.36	21.50	23.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.22	(c)	1.26	1.24	1.22	1.24
Expenses after expense reductions (f)	1.16	(a)	1.20	(c)	1.22	1.21	1.19	1.23
Net investment income (loss)	(0.55	)(a)	(0.42	)(c)	(0.45)	(0.72)	(0.69)	(0.30)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$655,201		$572,338		$454,881	$295,230	$255,308	$218,693

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$13.88		$12.80		$12.58	$12.81	$10.61	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.15	)(c)	$(0.15)	$(0.19)	$(0.17)	$(0.10)
Net realized and unrealized gain (loss)	1.49		2.01		0.77	0.94	2.37	2.08
Total from investment operations	$1.40		$1.86		$0.62	$0.75	$2.20	$1.98
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$13.87		$13.88		$12.80	$12.58	$12.81	$10.61
Total return (%) (r)(s)(t)(x)	10.58	(n)	15.56	(c)	5.11	6.51	20.74	22.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.97	(c)	2.00	1.99	1.97	1.99
Expenses after expense reductions (f)	1.91	(a)	1.95	(c)	1.97	1.96	1.94	1.98
Net investment income (loss)	(1.31	)(a)	(1.16	)(c)	(1.24)	(1.47)	(1.44)	(1.05)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$16,884		$16,326		$17,978	$17,415	$18,061	$17,881

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$13.50		$12.48		$12.27	$12.52	$10.38	$8.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.15	)(c)	$(0.14)	$(0.18)	$(0.17)	$(0.10)
Net realized and unrealized gain (loss)	1.46		1.95		0.75	0.91	2.31	2.04
Total from investment operations	$1.37		$1.80		$0.61	$0.73	$2.14	$1.94
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$13.46		$13.50		$12.48	$12.27	$12.52	$10.38
Total return (%) (r)(s)(t)(x)	10.66	(n)	15.48	(c)	5.16	6.50	20.62	22.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.97	(c)	2.00	1.99	1.97	1.99
Expenses after expense reductions (f)	1.92	(a)	1.95	(c)	1.97	1.96	1.94	1.98
Net investment income (loss)	(1.31	)(a)	(1.17	)(c)	(1.22)	(1.47)	(1.43)	(1.06)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$63,937		$58,623		$53,862	$42,806	$38,341	$32,334

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17		8/31/16		8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$17.17		$15.50		$15.00		$14.94	$12.26	$9.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.03	)(c)	$(0.00	)(w)	$(0.07)	$(0.06)	$0.01
Net realized and unrealized gain (loss)	1.87		2.48		0.90		1.11	2.74	2.38
Total from investment operations	$1.84		$2.45		$0.90		$1.04	$2.68	$2.39
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)		$(0.98)	$—	$—
Net asset value, end of period (x)	$17.60		$17.17		$15.50		$15.00	$14.94	$12.26
Total return (%) (r)(s)(t)(x)	11.13	(n)	16.70	(c)	6.17		7.57	21.86	24.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.97	(c)	1.02		1.00	0.97	0.96
Expenses after expense reductions (f)	0.92	(a)	0.96	(c)	0.99		0.97	0.95	0.96
Net investment income (loss)	(0.32	)(a)	(0.18	)(c)	(0.01)		(0.47)	(0.44)	0.13
Portfolio turnover	21	(n)	30		43		37	59	58
Net assets at end of period (000 omitted)	$193,747		$100,858		$110,803		$26,931	$13,526	$8,986

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$13.82		$12.75		$12.53	$12.76	$10.58	$8.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.15	)(c)	$(0.15)	$(0.19)	$(0.17)	$(0.10)
Net realized and unrealized gain (loss)	1.48		2.00		0.77	0.94	2.35	2.08
Total from investment operations	$1.39		$1.85		$0.62	$0.75	$2.18	$1.98
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$13.80		$13.82		$12.75	$12.53	$12.76	$10.58
Total return (%) (r)(s)(t)(x)	10.55	(n)	15.54	(c)	5.13	6.54	20.60	23.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.97	(c)	2.00	1.99	1.97	1.99
Expenses after expense reductions (f)	1.92	(a)	1.96	(c)	1.97	1.97	1.95	1.98
Net investment income (loss)	(1.31	)(a)	(1.17	)(c)	(1.25)	(1.47)	(1.44)	(1.05)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$2,436		$2,348		$2,057	$2,288	$2,238	$1,949

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$15.53		$14.16		$13.80	$13.89	$11.46	$9.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.10	)(c)	$(0.10)	$(0.14)	$(0.12)	$(0.06)
Net realized and unrealized gain (loss)	1.67		2.25		0.86	1.03	2.55	2.25
Total from investment operations	$1.61		$2.15		$0.76	$0.89	$2.43	$2.19
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$15.73		$15.53		$14.16	$13.80	$13.89	$11.46
Total return (%) (r)(s)(t)(x)	10.82	(n)	16.14	(c)	5.68	7.04	21.20	23.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.47	(c)	1.50	1.49	1.47	1.49
Expenses after expense reductions (f)	1.42	(a)	1.46	(c)	1.47	1.47	1.45	1.48
Net investment income (loss)	(0.81	)(a)	(0.67	)(c)	(0.73)	(0.97)	(0.94)	(0.56)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$6,956		$6,681		$5,651	$4,598	$4,473	$4,449

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$16.24		$14.74		$14.32	$14.34	$11.80	$9.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.07	)(c)	$(0.06)	$(0.10)	$(0.10)	$(0.03)
Net realized and unrealized gain (loss)	1.77		2.35		0.88	1.06	2.64	2.31
Total from investment operations	$1.72		$2.28		$0.82	$0.96	$2.54	$2.28
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$16.55		$16.24		$14.74	$14.32	$14.34	$11.80
Total return (%) (r)(s)(t)(x)	11.03	(n)	16.39	(c)	5.90	7.32	21.53	23.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.22	(c)	1.26	1.25	1.22	1.24
Expenses after expense reductions (f)	1.17	(a)	1.21	(c)	1.23	1.22	1.20	1.23
Net investment income (loss)	(0.56	)(a)	(0.44	)(c)	(0.42)	(0.72)	(0.74)	(0.31)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$62,631		$32,496		$14,836	$8,440	$3,680	$2,000

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$16.82		$15.20		$14.72	$14.67	$12.04	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.03	)(c)	$(0.02)	$(0.07)	$(0.06)	$(0.01)
Net realized and unrealized gain (loss)	1.82		2.43		0.90	1.10	2.69	2.35
Total from investment operations	$1.79		$2.40		$0.88	$1.03	$2.63	$2.34
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$17.20		$16.82		$15.20	$14.72	$14.67	$12.04
Total return (%) (r)(s)(t)(x)	11.07	(n)	16.70	(c)	6.15	7.65	21.84	24.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.97	(c)	1.01	1.00	0.97	0.99
Expenses after expense reductions (f)	0.92	(a)	0.96	(c)	0.98	0.98	0.95	0.98
Net investment income (loss)	(0.31	)(a)	(0.18	)(c)	(0.17)	(0.47)	(0.44)	(0.06)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$37,992		$22,346		$13,883	$2,322	$422	$355

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$17.25		$15.55		$15.03	$14.96	$12.27	$10.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01	)(c)	$(0.02)	$(0.06)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss)	1.88		2.49		0.94	1.11	2.74	1.98
Total from investment operations	$1.86		$2.48		$0.92	$1.05	$2.69	$1.97
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$17.70		$17.25		$15.55	$15.03	$14.96	$12.27
Total return (%) (r)(s)(t)(x)	11.20	(n)	16.84	(c)	6.29	7.63	21.92	19.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.86	(c)	0.90	0.91	0.91	0.93	(a)
Expenses after expense reductions (f)	0.81	(a)	0.84	(c)	0.87	0.89	0.89	0.92	(a)
Net investment income (loss)	(0.21	)(a)	(0.05	)(c)	(0.14)	(0.39)	(0.38)	(0.08	)(a)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$1,695,648		$1,520,339		$1,330,139	$1,329,257	$1,331,244	$1,027,324

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$15.90		$14.45		$14.04	$14.08	$11.59	$9.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.06	)(c)	$(0.07)	$(0.10)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	1.72		2.29		0.88	1.04	2.58	2.27
Total from investment operations	$1.67		$2.23		$0.81	$0.94	$2.49	$2.24
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$16.16		$15.90		$14.45	$14.04	$14.08	$11.59
Total return (%) (r)(s)(t)(x)	10.95	(n)	16.38	(c)	5.95	7.31	21.48	23.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.32	(c)	1.35	1.34	1.32	1.34
Expenses after expense reductions (f)	1.18	(a)	1.21	(c)	1.23	1.21	1.19	1.24
Net investment income (loss)	(0.57	)(a)	(0.43	)(c)	(0.48)	(0.72)	(0.69)	(0.33)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$5,883		$4,916		$3,890	$3,159	$2,434	$1,844

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$13.58		$12.55		$12.34	$12.59	$10.44	$8.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.15	)(c)	$(0.15)	$(0.19)	$(0.18)	$(0.11)
Net realized and unrealized gain (loss)	1.45		1.96		0.76	0.92	2.33	2.05
Total from investment operations	$1.36		$1.81		$0.61	$0.73	$2.15	$1.94
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$13.53		$13.58		$12.55	$12.34	$12.59	$10.44
Total return (%) (r)(s)(t)(x)	10.52	(n)	15.47	(c)	5.13	6.46	20.59	22.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.07	(c)	2.11	2.09	2.07	2.09
Expenses after expense reductions (f)	1.97	(a)	2.00	(c)	2.02	2.02	2.00	2.03
Net investment income (loss)	(1.36	)(a)	(1.23	)(c)	(1.26)	(1.52)	(1.49)	(1.11)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$251		$210		$209	$347	$331	$287

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$13.20		$12.22		$12.03	$12.30	$10.20	$8.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.15	)(c)	$(0.15)	$(0.19)	$(0.17)	$(0.10)
Net realized and unrealized gain (loss)	1.42		1.91		0.74	0.90	2.27	2.00
Total from investment operations	$1.33		$1.76		$0.59	$0.71	$2.10	$1.90
Less distributions declared to shareholders
From net realized gain	$(1.41)		$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$13.12		$13.20		$12.22	$12.03	$12.30	$10.20
Total return (%) (r)(s)(t)(x)	10.60	(n)	15.48	(c)	5.09	6.45	20.59	22.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.07	(c)	2.10	2.10	2.07	2.09
Expenses after expense reductions (f)	1.96	(a)	1.99	(c)	2.01	2.01	1.99	2.03
Net investment income (loss)	(1.35	)(a)	(1.21	)(c)	(1.27)	(1.52)	(1.49)	(1.11)
Portfolio turnover	21	(n)	30		43	37	59	58
Net assets at end of period (000 omitted)	$2,143		$1,955		$1,641	$1,391	$953	$582

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign

Notes to Financial Statements (unaudited) – continued

currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,586,723,065	$—	$—	$2,586,723,065
Israel	27,941,936	—	—	27,941,936
Canada	26,766,934	—	—	26,766,934
Denmark	—	20,114,252	—	20,114,252
Germany	17,468,159	—	—	17,468,159
Ireland	—	11,713,038	—	11,713,038
Mutual Funds	53,246,472	—	—	53,246,472
Total	$2,712,146,566	$31,827,290	$—	$2,743,973,856

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $31,827,290 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund

Notes to Financial Statements (unaudited) – continued

with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $5,915,385. The fair value of the fund’s investment securities on loan and a related liability of $6,051,150 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the six months ended February 28, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2017, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Long-term capital gains	$104,568,995

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$1,895,941,948
Gross appreciation	859,611,542
Gross depreciation	(11,579,634)
Net unrealized appreciation (depreciation)	$848,031,908

As of 8/31/17
Undistributed ordinary income	2,072,730
Undistributed long-term capital gain	9,868,681
Other temporary differences	(10,159)
Net unrealized appreciation (depreciation)	739,096,938

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17
Class A	$50,384,409	$24,244,271
Class B	1,602,761	1,018,305
Class C	6,058,344	3,350,788
Class I	11,753,271	7,969,041
Class R1	218,273	120,315
Class R2	559,069	308,979
Class R3	3,724,124	852,762
Class R4	2,000,734	730,593
Class R6	123,661,112	65,639,889
Class 529A	442,551	214,497
Class 529B	21,794	11,119
Class 529C	205,975	108,436
Total	$200,632,417	$104,568,995

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $108,639, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $134,986 and $2,589 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$758,221
Class B	0.75%	0.25%	1.00%	1.00%	83,143
Class C	0.75%	0.25%	1.00%	1.00%	305,448
Class R1	0.75%	0.25%	1.00%	1.00%	11,733
Class R2	0.25%	0.25%	0.50%	0.50%	16,689
Class R3	—	0.25%	0.25%	0.25%	56,859
Class 529A	—	0.25%	0.25%	0.21%	6,675
Class 529B	0.75%	0.25%	1.00%	1.00%	1,128
Class 529C	0.75%	0.25%	1.00%	0.99%	10,192
Total Distribution and Service Fees					$1,250,088

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $8,596, $313, $871, $1,016, and $117 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$5,473
Class B	9,293
Class C	2,751
Class 529B	—
Class 529C	49

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from September 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017.

Notes to Financial Statements (unaudited) – continued

For the period from September 1, 2017 through December 10, 2017, this waiver amounted to $1,024 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 Share class. The program manager fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include record keeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2018, were as follows:

	Fee	Waiver
Class 529A	$2,049	$714
Class 529B	87	30
Class 529C	789	280
Total Program Manager Fees and Waivers	$2,925	$1,024

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $143,969, which equated to

0.0114% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $563,693.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended February 28, 2018, these costs for the fund amounted to $568,326 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $510 and the Retirement Deferral plan resulted in an expense of $3,537. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $27,994 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $2,074 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $6,695,644 and $382,040, respectively. The sales transactions resulted in net realized gains (losses) of $7,791.

Notes to Financial Statements (unaudited) – continued

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $658,886,239 and $530,057,419, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,779,839	$113,814,432	12,105,552	$179,700,551
Class B	94,816	1,324,461	164,087	2,086,315
Class C	426,542	5,827,152	931,425	11,513,690
Class I	5,583,797	97,229,795	13,167,909	203,697,542
Class R1	23,130	322,847	46,557	584,581
Class R2	78,669	1,233,753	124,685	1,767,559
Class R3	1,970,097	32,738,191	1,506,862	22,094,578
Class R4	957,356	16,526,941	613,726	9,314,558
Class R6	9,982,031	176,259,428	16,344,410	269,836,579
Class 529A	40,476	656,688	63,804	918,132
Class 529B	1,761	23,764	2,077	25,222
Class 529C	6,817	88,696	24,650	291,374
	25,945,331	$446,046,148	45,095,744	$701,830,681

Shares issued to shareholders in reinvestment of distributions
Class A	2,914,331	$46,075,586	1,693,625	$23,659,943
Class B	119,096	1,570,884	83,232	992,956
Class C	462,829	5,924,215	273,252	3,172,455
Class I	675,001	11,279,263	444,442	6,515,527
Class R1	16,624	218,273	10,127	120,315
Class R2	28,734	429,577	18,166	241,608
Class R3	236,889	3,723,888	61,394	852,762
Class R4	121,206	1,979,292	49,720	713,483
Class R6	7,226,495	121,332,844	4,428,404	65,141,818
Class 529A	28,831	442,551	15,751	214,213
Class 529B	1,693	21,794	952	11,119
Class 529C	16,374	204,347	9,554	108,436
	11,848,103	$193,202,514	7,088,619	$101,744,635

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,380,147)	$(89,407,882)	(9,457,126)	$(140,074,443)
Class B	(172,883)	(2,423,740)	(475,481)	(6,038,789)
Class C	(478,592)	(6,525,708)	(1,180,736)	(14,739,240)
Class I	(1,125,465)	(19,748,568)	(14,888,855)	(244,386,597)
Class R1	(33,227)	(469,974)	(48,129)	(608,541)
Class R2	(95,570)	(1,521,702)	(111,646)	(1,573,576)
Class R3	(423,116)	(7,011,004)	(574,165)	(8,536,507)
Class R4	(199,167)	(3,436,263)	(248,206)	(3,793,157)
Class R6	(9,530,738)	(168,915,940)	(18,169,952)	(287,574,391)
Class 529A	(14,522)	(238,389)	(39,555)	(568,257)
Class 529B	(355)	(4,879)	(4,277)	(52,981)
Class 529C	(7,911)	(104,490)	(20,409)	(246,245)
	(17,461,693)	$(299,808,539)	(45,218,537)	$(708,192,724)

Net change
Class A	4,314,023	$70,482,136	4,342,051	$63,286,051
Class B	41,029	471,605	(228,162)	(2,959,518)
Class C	410,779	5,225,659	23,941	(53,095)
Class I	5,133,333	88,760,490	(1,276,504)	(34,173,528)
Class R1	6,527	71,146	8,555	96,355
Class R2	11,833	141,628	31,205	435,591
Class R3	1,783,870	29,451,075	994,091	14,410,833
Class R4	879,395	15,069,970	415,240	6,234,884
Class R6	7,677,788	128,676,332	2,602,862	47,404,006
Class 529A	54,785	860,850	40,000	564,088
Class 529B	3,099	40,679	(1,248)	(16,640)
Class 529C	15,280	188,553	13,795	153,565
	20,331,741	$339,440,123	6,965,826	$95,382,592

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 17%, 15%, 7%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $7,299 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		44,180,902	286,008,499	(282,989,359)	47,200,042

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,756)	$(2,451)	$—	$378,100	$47,195,322

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® U.S. Government

Money Market Fund

MCM-SEM

MFS® U.S. Government Money Market Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	12.5%
A-1	79.2%
A-2	8.5%
Other Assets Less Liabilities	(0.2)%

Maturity breakdown (u)
0 - 7 days	28.3%
8 - 29 days	17.0%
30 - 59 days	48.5%
90 - 365 days	6.4%
Other Assets Less Liabilities	(0.2)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
Actual	0.62%	$1,000.00	$1,002.66	$3.08
Hypothetical (h)	0.62%	$1,000.00	$1,021.72	$3.11

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 91.7%
Issuer	Shares/Par	Value ($)
Fannie Mae, 1.315%, due 3/01/2018	$5,600,000	$5,600,000
Fannie Mae, 1.299%, due 3/05/2018	9,500,000	9,498,649
Fannie Mae, 1.307%, due 3/07/2018	11,000,000	10,997,639
Fannie Mae, 1.319%, due 3/14/2018	4,594,000	4,591,843
Fannie Mae, 1.392%, due 4/02/2018	12,255,000	12,240,076
Fannie Mae, 1.473%, due 4/09/2018	11,600,000	11,581,778
Federal Farm Credit Bank, 1.331%, due 3/16/2018	5,600,000	5,596,943
Federal Farm Credit Bank, 1.341%, due 3/19/2018	2,500,000	2,498,350
Federal Farm Credit Bank, 1.39%, due 3/22/2018	9,100,000	9,092,728
Federal Farm Credit Bank, 1.472%, due 3/27/2018	12,000,000	11,987,433
Federal Farm Credit Bank, 1.545%, due 4/11/2018	7,000,000	6,987,882
Federal Farm Credit Bank, 1.434%, due 4/24/2018	5,000,000	4,989,425
Federal Farm Credit Bank, 1.546%, due 4/24/2018	7,000,000	6,984,040
Federal Farm Credit Bank, 1.434%, due 4/26/2018	9,500,000	9,479,163
Federal Home Loan Bank, 1.329%, due 3/02/2018	19,700,000	19,699,283
Federal Home Loan Bank, 1.361%, due 3/02/2018	11,400,000	11,399,576
Federal Home Loan Bank, 1.369%, due 3/09/2018	12,100,000	12,096,370
Federal Home Loan Bank, 1.335%, due 3/12/2018	3,000,000	2,998,795
Federal Home Loan Bank, 1.554%, due 4/05/2018	11,600,000	11,582,745
Freddie Mac, 1.37%, due 3/14/2018	100,000	99,951
Freddie Mac, 1.346%, due 4/04/2018	10,400,000	10,386,986
Freddie Mac, 1.347%, due 4/10/2018	11,300,000	11,283,364
Freddie Mac, 1.473%, due 4/10/2018	6,800,000	6,789,045
Freddie Mac, 1.347%, due 4/11/2018	11,300,000	11,282,948
Freddie Mac, 1.383%, due 4/23/2018	10,400,000	10,379,177
Freddie Mac, 1.475%, due 4/24/2018	8,000,000	7,982,600
U.S. Treasury Bill, 1.519%, due 4/12/2018	7,780,000	7,766,430
U.S. Treasury Bill, 1.44%, due 4/26/2018	10,000,000	9,977,989
U.S. Treasury Bill, 1.594%, due 7/12/2018	11,600,000	11,533,145
U.S. Treasury Bill, 1.594%, due 7/12/2018	1,000,000	994,237
U.S. Treasury Bill, 1.785%, due 1/03/2019	6,000,000	5,911,193
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$264,289,783

Repurchase Agreements - 8.5%
Goldman Sachs Repurchase Agreement, 1.38%, dated 2/28/2018, due 3/01/2018, total to be received $15,456,592 (secured by U.S. Treasury and Federal Agency obligations valued at $15,765,121 in a jointly traded account), at Cost and Value	$15,456,000	$15,456,000

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements - continued
JPMorgan Chase & Co. Repurchase Agreement, 1.35%, dated 2/28/2018, due 3/01/2018, total to be received $9,000,338 (secured by U.S. Treasury and Federal Agency obligations valued at $9,182,674 in a jointly traded account), at Cost and Value	$9,000,000	$9,000,000
Total Repurchase Agreements, at Cost and Value		$24,456,000

Other Assets, Less Liabilities - (0.2)%		(664,080)
Net Assets - 100.0%		$288,081,703

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at amortized cost and value	$288,745,783
Cash	36
Receivables for
Fund shares sold	215,595
Interest	930
Other assets	1,450
Total assets	$288,963,794
Liabilities
Payables for
Distributions	$23,369
Fund shares reacquired	725,367
Payable to affiliates
Investment adviser	6,473
Shareholder servicing costs	94,349
Payable for independent Trustees’ compensation	5,597
Accrued expenses and other liabilities	26,936
Total liabilities	$882,091
Net assets	$288,081,703
Net assets consist of
Paid-in capital	$288,090,757
Accumulated net realized gain (loss)	(586)
Accumulated distributions in excess of net investment income	(8,468)
Net assets	$288,081,703
Shares of beneficial interest outstanding	288,664,197
Net asset value per share (net assets of $288,081,703 / 288,664,197 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$1,683,710
Expenses
Management fee	$587,539
Shareholder servicing costs	224,684
Administrative services fee	27,040
Independent Trustees’ compensation	6,174
Custodian fee	7,396
Shareholder communications	8,099
Audit and tax fees	18,393
Legal fees	1,846
Miscellaneous	40,140
Total expenses	$921,311
Fees paid indirectly	(7,776)
Reduction of expenses by investment adviser	(12,614)
Net expenses	$900,921
Net investment income (loss)	$782,789
Change in net assets from operations	$782,789

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$782,789	$562,278
Net realized gain (loss)	—	(2)
Change in net assets from operations	$782,789	$562,276
Distributions declared to shareholders
From net investment income	$(782,789)	$(562,278)
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	$67,387,769	$182,766,605
Net asset value of shares issued to shareholders in reinvestment of distributions	669,593	486,863
Cost of shares reaquired	(87,566,685)	(196,509,112)
Change in net assets from fund share transactions	$(19,509,323)	$(13,255,644)
Total change in net assets	$(19,509,323)	$(13,255,646)
Net assets
At beginning of period	307,591,026	320,846,672
At end of period (including accumulated distributions in excess of net investment income of $8,468 for each of the two periods presented)	$288,081,703	$307,591,026

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18 (unaudited)		Year ended
			8/31/17		8/31/16		8/31/15		8/31/14		8/31/13

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$(0.00	)(w)	$(0.00	)(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—		$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.27	(n)	0.17	(c)	0.00	(w)	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.56	(c)	0.61		0.62		0.62		0.65
Expenses after expense reductions (f)	0.62	(a)	0.43	(c)	0.23		0.07		0.10		0.16
Net investment income (loss)	0.53	(a)	0.17	(c)	0.00		0.00		0.00		0.00
Net assets at end of period (000 omitted)	$288,082		$307,591		$320,847		$371,489		$378,245		$404,117

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

11

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$288,745,783	$—	$288,745,783

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 28, 2018, the fund had investments in repurchase agreements with a gross value of $24,456,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund’s custody fee for the six months ended February 28, 2018, is shown as a reduction of total expenses in the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2017, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$562,278

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$288,745,783

As of 8/31/17
Undistributed ordinary income	9,875
Capital loss carryforwards	(586)
Other temporary differences	(18,343)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(586)

13

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $12,614, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2018 for the MFS U.S. Government Money Market Fund was $1,114.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $98,950, which equated to

0.0674% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $125,734.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0184% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,589 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,454 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $258 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of the fund’s shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $1,084 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.
FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

16

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

17

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.